Dreyfus Investment Portfolios

Core Bond Portfolio

Core Value Portfolio

Emerging Leaders Portfolio

Emerging Markets Portfolio

European Equity Portfolio

Founders Discovery Portfolio

Founders Growth Portfolio

Founders International Equity Portfolio

Founders Passport Portfolio

Japan Portfolio

MidCap Stock Portfolio

Technology Growth Portfolio

PROSPECTUS May 1, 2001



As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Dreyfus Investment Portfolios

The Portfolios

Contents

The Portfolios
--------------------------------------------------------------------------------

    Core Bond Portfolio                                                   2

    Core Value Portfolio                                                  6

    Emerging Leaders Portfolio                                           10

    Emerging Markets Portfolio                                           14

    European Equity Portfolio                                            18

    Founders Discovery Portfolio                                         22

    Founders Growth Portfolio                                            26

    Founders International
    Equity Portfolio                                                     30

    Founders Passport Portfolio                                          34

    Japan Portfolio                                                      38

    MidCap Stock Portfolio                                               42

    Technology Growth Portfolio                                          46

Management                                                               50

Financial Highlights                                                     60

Account Information
--------------------------------------------------------------------------------

Account Policies                                                         67

Distributions and Taxes                                                  68

Exchange Privilege                                                       68

For More Information
--------------------------------------------------------------------------------

INFORMATION ON THE PORTFOLIOS' RECENT STRATEGIES AND HOLDINGS CAN BE FOUND IN THE CURRENT ANNUAL/SEMIANNUAL REPORT. SEE BACK COVER.

Portfolio shares are offered only to separate accounts established by insurance companies to fund variable annuity contracts ("VA contracts") and variable life insurance policies ("VLI policies"). Individuals may not purchase shares directly from, or place sell orders directly with, the portfolios. The VA contracts and the VLI policies are described in the separate prospectuses issued by the participating insurance companies, as to which the portfolios assume no responsibility. Conflicts may arise between the interests of VA contract holders and VLI policyholders. The board of trustees will monitor events to identify any material conflicts and, if such conflicts arise, determine what action, if any, should be taken.

Each portfolio currently offers two classes of shares: Initial shares and Service shares. VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company to determine which class of portfolio shares may be purchased by the separate account.

Each portfolio has its own investment strategy and risk/return profile. The differences in strategy among the portfolios determine the types of securities in which each portfolio invests and can be expected to affect the degree of risk each portfolio is subject to and its performance.

While the portfolios' investment objectives and policies may be similar to those of other funds managed by the investment advisers, the portfolios' investment results may be higher or lower than, and may not be comparable to, those of the other funds.

Core Bond Portfolio

GOAL/APPROACH

The portfolio seeks to maximize total return through capital appreciation and current income. To pursue this goal, the portfolio invests at least 65% of its assets in fixed-income securities, such as: U.S. government bonds and notes, corporate bonds, convertible securities, preferred stocks, asset-backed securities, mortgage-related securities, and foreign bonds of issuers located in developed and emerging markets. The portfolio also may own warrants and common stock acquired in "units" with bonds.

Generally, the portfolio seeks to maintain an investment grade (BBB/Baa) average credit quality. However, the portfolio may invest up to 35% of its assets in lower-rated securities ("high yield" or "junk" bonds). The portfolio has the flexibility to shift its investment focus among different fixed-income securities, based on market conditions and other factors. In choosing market sectors and securities for investment, the issuer's financial strength, and the current state and long-term outlook of the industry or sector are reviewed. Current and forecasted interest rate and liquidity conditions also are important factors in this regard.

Typically, the portfolio can be expected to have an average effective maturity of between 5 and 10 years and an average effective duration between 3.5 and 6 years. While the portfolio's duration and maturity usually will stay within these ranges, if the maturity or duration of the portfolio's benchmark index moves outside these ranges, so may the portfolio's.

Concepts to understand

AVERAGE EFFECTIVE MATURITY: an average of the stated maturity of bonds, adjusted to reflect provisions that may cause a bond's principal to be repaid earlier than at maturity.

DURATION: an indication of an investment's "interest rate risk," or how sensitive a bond or mutual fund portfolio may be to changes in interest rates. Generally speaking, the longer a portfolio's duration, the more it is likely to react to interest rate fluctuations and the greater its long-term risk/return potential.

BOND RATING: a ranking of a bond's quality, based on its ability to pay interest and repay principal. Bonds are rated from a high of "AAA" (highly unlikely to default) through a low of "D" (companies already in default).

MAIN RISKS

The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money. The portfolio's principal risks include:

* INTEREST RATE RISK. Prices of bonds tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect bond prices and, accordingly, the portfolio's share price. The longer the portfolio's effective maturity and duration, the more its share price is likely to react to changes in interest rates.

* CREDIT RISK. Failure of an issuer to make timely interest or principal payments, or a decline or perception of a decline in the credit quality of a bond, can cause a bond's price to fall, potentially lowering the portfolio's share price. High yield bonds involve greater credit risk, including the risk of default, than investment grade bonds and are considered speculative. The prices of high yield bonds can fall dramatically in response to bad news about the issuer or its industry, or the economy in general.

* MARKET RISK. The portfolio's overall risk level will depend on the market sectors in which the portfolio is invested and the current interest rate, liquidity and credit quality of such sectors.

* ILLIQUIDITY RISK. When there is no active trading market for specific securities, it can become more difficult to sell the securities. In such a market, the value of such securities and the portfolio's share price may fall dramatically.

* PREPAYMENT AND EXTENSION RISK. When interest rates fall, the principal on mortgages underlying mortgage-backed and certain asset-backed securities may be prepaid. The loss of higher-yielding, underlying mortgages and the reinvestment of proceeds at lower interest rates can reduce the portfolio's potential price gain in response to falling interest rates, reduce the portfolio's yield, or cause the portfolio's share price to fall. When interest rates rise, the portfolio's maturity may lengthen in response to a drop in mortgage prepayments. This would increase the portfolio's sensitivity to rising rates and its potential for price declines.

* FOREIGN RISK. The prices and yields of foreign bonds can be affected by political and economic instability or changes in currency exchange rates. The bonds of issuers located in emerging markets can be more volatile and less liquid than those of issuers in more mature economies.

Under certain market conditions, usually during periods of market illiquidity or rising interest rates, the portfolio's "callable" issues are less likely to be called for payment before their maturity. This could lengthen the portfolio's maturity, which could increase the portfolio's sensitivity to rising interest rates and its potential for price declines.

Other potential risks

The portfolio may invest in derivatives, such as options and futures contracts, and certain mortgage-related and asset-backed securities. While used primarily to hedge certain of the portfolio's investments and manage exposure to certain markets, such investments can increase the portfolio's volatility and lower its returns. Derivatives can be illiquid, and a small investment in certain derivatives can have a large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

The portfolio may buy securities on a forward commitment basis and may enter into reverse repurchase agreements. Those investment strategies may have a leveraging effect on the portfolio, thus potentially increasing its overall volatility.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Core Bond Portfolio

PAST PERFORMANCE

Since each class of shares of the portfolio has less than one calendar year of performance, past performance information is not included in this section of the prospectus.

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. These figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for information on those fees or charges.
--------------------------------------------------------------------------------

Fee table

                                                      Initial         Service
                                                      shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.60%          0.60%

Rule 12b-1 fee                                           none          0.25%

Other expenses                                          1.30%          1.30%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      1.90%          2.15%

Fee waiver and/or expense
reimbursement                                         (1.10%)         (1.35%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 0.80%          0.80%

* THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 0.80%.

--------------------------------------------------------------------------------


Expense example

                                            1 Year               3 Years                5 Years                 10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                              $82                  $490                  $924                    $2,132

SERVICE SHARES                              $82                  $543                  $1,030                  $2,376


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only. The one-year numbers are based on the net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

Core Bond Portfolio

Core Value Portfolio

GOAL/APPROACH

The portfolio seeks long-term growth of capital, with current income as a secondary objective. To pursue these goals, the portfolio invests primarily in stocks of large-cap value companies (market capitalizations of $1 billion and above). The portfolio typically invests mainly in the stocks of U.S. issuers, and will limit its foreign stock holdings to 20% of the value of its total assets. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts.

In choosing stocks, the portfolio manager focuses on individual stock selection (a "bottom-up" approach) rather than forecasting stock market trends (a "top-down" approach), and looks for value companies. A three-step value screening process is used to select stocks:

* VALUE: quantitative screens track traditional measures such as price-to-earnings, price-to-book and price-to-sales; these ratios are analyzed and compared against the market

* SOUND BUSINESS FUNDAMENTALS: a company's balance sheet and income data are examined to determine the company's financial history

* POSITIVE BUSINESS MOMENTUM: a company's earnings and forecast changes are analyzed and sales and earnings trends are reviewed to determine the company's financial condition

The portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or falls short of the portfolio manager's expectations.

Concepts to understand

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

LARGE-CAP COMPANIES: established companies that are considered "known quantities." Large-cap companies often have the resources to weather economic shifts, though they can be slower to innovate than small companies.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Value stocks involve the risk that they may never reach what the portfolio manager believes is their full market value, either because the market fails to recognize the stock's intrinsic worth or the portfolio manager misgauged that worth. They also may decline in price, even though in theory they are already underpriced. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

Any foreign securities purchased by the portfolio include special risks, such as exposure to currency fluctuations, changing political climate, lack of comprehensive company information and potentially less liquidity.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its primary investment objective.

Other potential risks

The portfolio may invest in derivatives, such as options and futures contracts. The portfolio also may invest in foreign currencies. While used primarily to hedge certain of the portfolio's investments and manage exposure to certain markets, such strategies can increase the portfolio's volatility and lower its returns. Derivatives can be illiquid, and a small investment in certain derivatives can have a large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goals, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Core Value Portfolio

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Standard & Poor's 500/BARRA Value Index (S&P 500 BARRA Value), a broad measure of stock performance. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES
                                                        19.73  12.06
91     92     93     94     95     96     97     98     99     00

BEST QUARTER:                    Q4 '99                     +13.16%

WORST QUARTER:                   Q3 '99                     -10.40%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00



                                                                                           Since
                                                                                         inception
                                                   1 Year                                (5/1/98)
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                      12.06%                                 9.26%

S&P 500 BARRA VALUE                                  6.08%                                 7.57%*

*    FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/98 IS USED AS THE
     BEGINNING VALUE ON 5/1/98.


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%          0.75%

Rule 12b-1 fee                                           none          0.25%

Other expenses                                          0.29%          0.29%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      1.04%          1.29%

Fee waiver and/or expense
reimbursement                                          (0.04%)        (0.29%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.00%          1.00%

* THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.00%. FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000, DREYFUS FURTHER REIMBURSED THE PORTFOLIO FOR OTHER EXPENSES SO THAT TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR INITIAL SHARES WERE 0.97% INSTEAD OF 1.00%. THIS ADDITIONAL EXPENSE REIMBURSEMENT WAS VOLUNTARY.
--------------------------------------------------------------------------------


Expense example

                                             1 Year                 3 Years              5 Years             10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                               $102                 $327                   $570                 $1,267

SERVICE SHARES                               $102                 $380                   $680                 $1,531


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year numbers are based on the net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

Core Value Portfolio

Emerging Leaders Portfolio

GOAL/APPROACH

The portfolio seeks capital growth. To pursue this goal, the portfolio invests primarily in companies Dreyfus believes to be emerging leaders: small companies characterized by new or innovative products, services or processes having the potential to enhance earnings growth. The portfolio invests at least 65% of its total assets in companies with total market values of less than $2.0 billion at the time of purchase. The portfolio's investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings.

In choosing stocks, the portfolio uses a blended approach, investing in a combination of growth and value stocks. Using fundamental research and direct management contact, the portfolio managers seek stocks with dominant positions in major product lines, sustained achievement records and strong financial condition. They also seek special situations, such as corporate restructurings or management changes, that could increase the stock price.

The portfolio managers use a sector management approach, supervising a team of sector managers who assist in making buy and sell decisions within their respective areas of expertise.

The portfolio typically sells a stock when the reasons for buying it no longer apply, when the company begins to show deteriorating fundamentals or poor relative performance, or when a stock is fully valued by the market.

The portfolio currently intends to close to new investors after it reaches total assets of approximately $750 million.

Concepts to understand

SMALL COMPANIES: new, often entrepreneurial companies. Small companies tend to grow faster than large-cap companies, but frequently are more volatile, are more vulnerable to major setbacks, and have a higher failure rate than larger companies.

GROWTH COMPANIES: companies of any capitalization whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder's investment in the portfolio will go up and down, sometimes dramatically, which means that shareholders could lose money.

Small companies carry additional risks because their operating histories tend to be more limited, their earnings less predictable, their share prices more volatile and their securities less liquid than those of larger, more established companies. Some of the portfolio's investments will rise and fall based on investor perceptions rather than economics. In addition, some of the portfolio's investments will be made in anticipation of future products and services that, if delayed, could cause the stock price to drop.

The portfolio may purchase securities of companies in initial public offerings
(IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio's asset base increases, IPOs often have a diminished effect on such portfolio's performance.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Value stocks are subject to the risk that their intrinsic values may never be realized by the market, or their prices may go down. Further, while the portfolio's investments in value stocks may limit the overall downside risk of the portfolio over time, the portfolio may produce more modest gains than riskier small company stock funds as a trade-off for this potentially lower risk.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio may invest in derivatives, such as options and futures contracts. The portfolio also may invest in foreign currencies and engage in short-selling. While used primarily to hedge certain of the portfolio's investments and manage exposure to certain markets, such strategies can increase the portfolio's volatility and lower its returns. Derivatives can be illiquid, and a small investment in certain derivatives can have a large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Emerging Leaders Portfolio

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the performance of the portfolio's Initial shares for the portfolio's first full calendar year of operations. The table compares the average annual total return of the Initial shares to that of the Russell 2000 Index, a widely recognized, unmanaged small-cap index. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES

                                                               31.70
91     92     93     94     95     96     97     98     99     00

BEST QUARTER:                    Q3 '00                     +16.18%

WORST QUARTER:                   Q4 '00                      -2.24%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00



                                                                                               Since
                                                                                             inception
                                                       1 Year                               (12/15/99)
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                         31.70%                                 39.28%

RUSSELL 2000 INDEX                                     -3.02%                                  7.32%*

*    FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 11/30/99 IS USED AS THE
     BEGINNING VALUE ON 12/15/99.


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.90%          0.90%

Rule 12b-1 fee                                           none          0.25%

Other expenses                                          1.30%          1.30%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      2.20%          2.45%

Fee waiver and/or expense
reimbursement                                          (0.70%)        (0.95%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.50%          1.50%

* THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.50%.

--------------------------------------------------------------------------------


Expense example

                                            1 Year                 3 Years                  5 Years                10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                               $153                    $621                   $1,116                  $2,479

SERVICE SHARES                               $153                    $673                   $1,220                  $2,714


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only. The one-year numbers are based on the net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

Emerging Leaders Portfolio

Emerging Markets Portfolio

GOAL/APPROACH

The portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests primarily in the stocks of companies organized, or with a majority of its assets or business, in emerging market countries. Normally, the portfolio will not invest more than 25% of its total assets in the securities of companies in any one emerging market country. The portfolio may invest up to 35% of its net assets in the high yield debt securities of such companies as Dreyfus deems appropriate in light of market conditions.

In choosing stocks, the portfolio manager identifies potential investments through extensive quantitative and fundamental research using a value-oriented, research-driven approach. Emphasizing individual stock selection rather than economic and industry trends, the portfolio focuses on three key factors:

* VALUE, or how a stock is valued relative to its intrinsic worth based on traditional value measures

* BUSINESS HEALTH, or overall efficiency and profitability as measured by return on assets and return on equity

* BUSINESS MOMENTUM, or the presence of a catalyst (such as corporate restructuring, change in management or spin-off) that potentially will trigger a price increase near term or midterm

The portfolio typically sells a stock when it is no longer considered a value company, appears less likely to benefit from the current market and economic environment, shows deteriorating fundamentals or declining momentum, or falls short of the manager's expectations.

Concepts to understand

EMERGING MARKET COUNTRIES: consist of all countries represented by the Morgan Stanley Capital International (MSCI) Emerging Markets (Free) Index, which currently includes Argentina, Brazil, Chile, China, Colombia, Czech Republic, Greece, Hungary, India, Indonesia, Israel, Jordan, Korea, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Russia, South Africa, Sri Lanka, Taiwan, Thailand, Turkey and Venezuela, or any other country Dreyfus believes has an emerging economy or market.

VALUE COMPANIES: companies that appear underpriced according to certain financial measurements of their intrinsic worth or business prospects (such as price-to-earnings or price-to-book ratios). For international investing, "value" is determined relative to a company's home market. Because a stock can remain undervalued for years, value investors often look for factors that could trigger a rise in price.

MAIN RISKS

The stock markets of emerging market countries can be extremely volatile. The value of a shareholder's investment in the portfolio will go up and down, sometimes dramatically, which means that shareholders could lose money rapidly.

The portfolio's performance will be influenced by political, social and economic factors affecting investments in companies in emerging market countries. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large changes in price. Special risks include exposure to currency fluctuations, less liquidity, less developed or efficient trading markets, a lack of comprehensive company information, political instability, and differing auditing and legal standards. Such risks could result in more volatility for the portfolio.

Value stocks involve the risk that they may never reach what the manager believes is their full market value either because the market fails to recognize the stock's intrinsic worth or the manager misgauged that worth. They also may decline in price, even though in theory they are already underpriced. Because different types of stocks tend to shift in and out of favor depending on market and economic conditions, the portfolio's performance may sometimes be lower or higher than that of other types of funds (such as those emphasizing growth stocks).

The portfolio may invest in companies of any size. Investments in smaller companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than those of larger, more established companies.

High yield ("junk") bonds involve greater credit risk, including the risk of default, than investment grade bonds. They tend to be more volatile in price and less liquid and are considered speculative.

The portfolio is non-diversified and may invest a greater percentage of its assets in a particular company compared with other funds. Accordingly, the portfolio may be more sensitive to changes in the market value of a single company or industry.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio may invest in derivatives, such as options and futures contracts. The portfolio also may invest in foreign currencies and engage in short-selling. While used primarily to hedge certain of the portfolio's investments and manage exposure to certain markets, such strategies can increase the portfolio's volatility and lower its returns. Derivatives can be illiquid, and a small investment in certain derivatives can have a large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Emerging Markets Portfolio

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the performance of the portfolio's Initial shares for the portfolio's first full calendar year of operations. The table compares the average annual total return of the Initial shares to that of the Morgan Stanley Capital International (MSCI) Emerging Markets (Free) Index, a broad measure of emerging markets stock performance. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES

                                                               -31.81
91     92     93     94     95     96     97     98     99     00

BEST QUARTER:                    Q1 '00                      +4.15%

WORST QUARTER:                   Q3 '00                     -14.80%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00



                                                                                                Since
                                                                                              inception
                                                             1 Year                           (12/15/99)
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES*                                             -31.81%                           -24.59%

MSCI EMERGING MARKETS
(FREE) INDEX                                                -30.61%                           -20.29%**

*    PRIOR TO 1/1/01, THE PORTFOLIO EMPLOYED A GROWTH-ORIENTED, RATHER THAN A
     VALUE-ORIENTED, APPROACH.

**   FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 11/30/99 IS USED AS THE
     BEGINNING VALUE ON 12/15/99.


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         1.25%          1.25%

Rule 12b-1 fee                                           none          0.25%

Other expenses                                          2.61%          2.61%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      3.86%          4.11%

Fee waiver and/or expense
reimbursement                                         (1.86%)         (2.11%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 2.00%          2.00%

* THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 2.00%.
--------------------------------------------------------------------------------

Expense example

                                            1 Year               3 Years                    5 Years                10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                              $203                  $1,007                   $1,830                  $3,970

SERVICE SHARES                              $203                  $1,057                   $1,927                  $4,169


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only. The one-year numbers are based on the net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

Emerging Markets Portfolio

European Equity Portfolio

GOAL/APPROACH

The portfolio seeks long-term capital growth. To pursue this goal, the portfolio generally invests at least 80% of its total assets in stocks included within the universe of the 300 largest European companies. The portfolio may invest up to 10% of its total assets in the stocks of non-European companies. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings.

In  choosing  stocks, the portfolio manager identifies and forecasts: key trends in economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as the impact of new technologies and the globalization of industries and brands; relative values of equity securities, bonds and cash; company fundamentals; and long-term trends in currency movements.

Within markets and sectors determined to be relatively attractive, the portfolio manager seeks what are believed to be attractively priced companies that possess a sustainable competitive advantage in their market or sector. The portfolio manager generally sells securities when themes or strategies change or when the portfolio manager determines that the company's prospects have changed or that its stock is fully valued by the market.

Concepts to understand

EUROPEAN COMPANY: a company organized under the laws of a European country or for which the principal securities trading market is in Europe; or a company, wherever organized, with a majority of its assets or business in Europe.

PREFERRED STOCK: stock that pays dividends at a specified rate and has preference over common stock in the payment of dividends and the liquidation of assets. Preferred stock ordinarily does not carry voting rights.

CONVERTIBLE SECURITIES: corporate securities, usually preferred stock or bonds, that are exchangeable for a set amount of another form of security, usually common stock, at a prestated price.

[Page 18]

MAIN RISKS

While stocks have historically been a choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

The portfolio's performance will be influenced by political, social and economic factors affecting companies in European countries and throughout the world. These risks include changes in currency exchange rates, a lack of comprehensive company information, political instability, less liquidity and differing auditing and legal standards.

The portfolio expects to invest primarily in the stocks of companies located in developed European countries. However, the portfolio may invest in the stocks of companies located in certain European countries which are considered to be emerging markets. These countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large changes in price; however, these markets may provide higher rates of return to investors.

The  portfolio  may purchase securities of companies in initial public offerings
(IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio' s asset base increases, IPOs often have a diminished effect on such portfolio's performance.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio may invest in derivatives, such as options and futures contracts. The portfolio also may invest in foreign currencies and engage in short-selling. While used primarily to hedge certain of the portfolio's investments and manage exposure to certain markets, such strategies can increase the portfolio's volatility and lower its returns. Derivatives can be illiquid, and a small investment in certain derivatives can have a large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.


                                                      European Equity Portfolio
[Page 19]


EUROPEAN EQUITY PORTFOLIO (CONTINUED)

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the performance of the portfolio's Initial shares for the portfolio's first full calendar year of operations. The table compares the average annual total return of the Initial shares to that of the Financial Times EuroTop 300 Index, a broad measure of European stock performance. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES

                                                               -2.00
91     92     93     94     95     96     97     98     99     00

BEST QUARTER:                    Q1 '00                      +9.94%

WORST QUARTER:                   Q2 '00                      -6.81%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                                                          Since
                                                                                                        inception

                                                                     1 Year                             (4/30/99)
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                                       -2.00%                               15.08%

FINANCIAL TIMES
EUROTOP 300 INDEX                                                    -7.47%                                9.13%


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


[Page 20]


EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         1.00%          1.00%

Rule 12b-1 fee                                           none          0.25%

Other expenses                                          0.60%          0.60%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      1.60%          1.85%

Fee waiver and/or expense
reimbursement                                          (0.35%)        (0.60%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.25%          1.25%

* THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.25%. FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000, THE NET OPERATING EXPENSES OF THE PORTFOLIO'S INITIAL SHARES WERE 1.27% PURSUANT TO CONTRACTUAL ARRANGEMENTS THEN IN EFFECT.
--------------------------------------------------------------------------------


Expense example

                                            1 Year                 3 Years                5 Years           10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                              $127                 $471                  $838                   $1,871

SERVICE SHARES                              $127                 $523                  $945                   $2,120


This  example  shows  what  an investor could pay in expenses over time.
It uses the same hypothetical conditions other funds use in their prospectuses:
$10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year numbers are based on net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

                                                      European Equity Portfolio

[Page 21]


Founders Discovery Portfolio

GOAL/APPROACH

The portfolio seeks capital appreciation. To pursue this goal, the portfolio invests primarily in equity securities of small, U.S.-based companies which are characterized as "growth" companies. The portfolio may purchase securities of companies in initial public offerings or shortly thereafter.

The portfolio manager seeks investment opportunities for the portfolio in companies with fundamental strengths that indicate the potential for growth in earnings per share. The portfolio manager focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The portfolio may invest up to 30% of its assets in foreign securities. The portfolio may invest in securities of larger issuers if the portfolio manager believes these securities offer attractive opportunities for capital appreciation. The portfolio also may invest in investment grade debt securities of domestic or foreign issuers that the portfolio manager believes -- based on market conditions, the financial condition of the issuer, general economic conditions, and other relevant factors -- offer opportunities for capital appreciation.

Concepts to understand

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

SMALL COMPANIES: generally, those companies with market capitalizations of less than $2.2 billion. This range may fluctuate depending on changes in the value of the stock market as a whole. Small companies tend to grow faster than large-cap companies, but frequently are more volatile, are more vulnerable to major setbacks, and have a higher failure rate than large companies.

EQUITY SECURITIES: common stocks, preferred stocks and convertible securities. The portfolio may invest in preferred stocks and convertible securities rated at the time of purchase at least B by a credit rating agency or the unrated equivalent as determined by the portfolio's sub-adviser.

[Page 22]

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder' s investment in the portfolio will go up and down, sometimes dramatically, which means that shareholders could lose money.

Small companies carry additional risks because their operating histories tend to be more limited, their earnings less predictable, their share prices more volatile and their securities less liquid than those of larger, more established companies. Some of the portfolio' s investments will rise and fall based on investor perceptions rather than economics.

Because the portfolio may allocate relatively more assets to certain industry sectors than others, the portfolio's performance may be more susceptible to any developments which affect those sectors emphasized by the portfolio.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Any foreign securities purchased by the portfolio are subject to special risks, such as exposure to currency fluctuations, changing political climate, lack of comprehensive company information and potentially less liquidity.

The  portfolio  may purchase securities of companies in initial public offerings
(IPOs) . The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio' s asset base increases, IPOs often have a diminished effect on such portfolio's performance.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.


                                                   Founders Discovery Portfolio
[Page 23]


FOUNDERS DISCOVERY PORTFOLIO (CONTINUED)

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the performance of the portfolio's Initial shares for the portfolio's first full calendar year of operations. The table compares the average annual total return of the Initial shares to that of the Russell 2000 Index, a widely recognized, unmanaged small-cap index. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES

                                                               -13.02
91     92     93     94     95     96     97     98     99     00

BEST QUARTER:                    Q1 '00                     +25.20%

WORST QUARTER:                   Q4 '00                     -20.00%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                                                           Since
                                                                                                         inception

                                                                          1 Year                         (12/15/99)
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                                           -13.02%                          -3.19%

RUSSELL 2000 INDEX                                                        -3.02%                           7.32%*

*    FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 11/30/99 IS USED AS THE
     BEGINNING VALUE ON 12/15/99.



Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.


[Page 24]


EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.90%          0.90%

Rule 12b-1 fee                                           none          0.25%

Other expenses                                          1.03%          1.03%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      1.93%          2.18%

Fee waiver and/or expense
reimbursement                                          (0.43%)        (0.68%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.50%          1.50%

* THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.50%. FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000, DREYFUS FURTHER REIMBURSED THE PORTFOLIO FOR OTHER EXPENSES SO THAT TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR INITIAL SHARES WERE 1.41% INSTEAD OF 1.50%. THIS ADDITIONAL EXPENSE REIMBURSEMENT WAS VOLUNTARY.
--------------------------------------------------------------------------------


Expense example

                                            1 Year               3 Years                    5 Years                10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                               $153               $564                        $1,002                  $2,219

SERVICE SHARES                               $153               $617                        $1,107                  $2,460


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only. The one-year numbers are based on the net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

                                                   Founders Discovery Portfolio

[Page 25]


Founders Growth Portfolio

GOAL/APPROACH

The portfolio seeks long-term growth of capital. To pursue this goal, the portfolio invests primarily in equity securities of well-established, high quality "growth" companies. These companies tend to have strong performance records, solid market positions and reasonable financial strength, and have continuous operating records of three years or more.

The portfolio will seek investment opportunities, generally, in companies which the portfolio managers believe have fundamental strengths that indicate the potential for growth in earnings per share. The portfolio managers focus on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The portfolio may invest up to 30% of its assets in foreign securities, and up to 25% of its assets in any one foreign country. The portfolio also may invest in investment grade debt securities of domestic or foreign issuers that the portfolio managers believe -- based on market conditions, the financial condition of the issuer, general economic conditions, and other relevant factors -- offer opportunities for capital growth.

Concepts to understand

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

EQUITY SECURITIES: common stocks, preferred stocks and convertible securities. The portfolio will invest in preferred stocks and convertible securities that are rated at the time of purchase at least B by a credit rating agency or the unrated equivalent as determined by the portfolio's sub-adviser.

[Page 26]

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Because the portfolio may allocate relatively more assets to certain industry sectors than others, the portfolio's performance may be more susceptible to any developments which affect those sectors emphasized by the portfolio.

Any foreign securities purchased by the portfolio include special risks, such as
exposure   to   currency  fluctuations,  changing  political  climate,  lack  of comprehensive company information and potentially less liquidity.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.


                                                      Founders Growth Portfolio
[Page 27]

FOUNDERS GROWTH PORTFOLIO (CONTINUED)

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Standard & Poor's 500/BARRA Growth Index (S& P 500 BARRA Growth), a broad measure of growth-oriented stocks. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES

                                                        39.01  -25.40
91     92     93     94     95     96     97     98     99     00

BEST QUARTER:                    Q4 '99                       +30.13%

WORST QUARTER:                   Q4 '00                       -23.68%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00



                                                                                                   Since
                                                                                                 inception
                                                                1 Year                           (9/30/98)
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                                  -25.40%                            13.04%

S&P 500 BARRA GROWTH                                            -22.08%                            10.21%


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

[Page 28]



EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.33%           0.33%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      1.08%           1.33%

Fee waiver and/or expense
reimbursement                                          (0.08%)         (0.33%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.00%           1.00%

* THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.00%. FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000, DREYFUS FURTHER REIMBURSED THE PORTFOLIO FOR OTHER EXPENSES SO THAT TOTAL ANNUAL PORTFOLIO OPERATING EXPENSEES FOR INITIAL SHARES WERE 0.97% INSTEAD OF 1.00%. THIS ADDITIONAL EXPENSE REIMBURSEMENT WAS VOLUNTARY.
--------------------------------------------------------------------------------

Expense example

                                           1 Year                3 Years               5 Years               10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                              $102                 $336                  $588                   $1,310

SERVICE SHARES                              $102                 $389                  $697                   $1,573


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year numbers are based on net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

                                                      Founders Growth Portfolio


[Page 29]


Founders International Equity Portfolio

GOAL/APPROACH

The portfolio seeks long-term growth of capital. To pursue this goal, the portfolio invests primarily in equity securities of foreign issuers which are characterized as "growth" companies. The portfolio may purchase securities of companies in initial public offerings or shortly thereafter.

The portfolio will seek investment opportunities, generally, in companies which the portfolio manager believes have fundamental strengths that indicate the potential for growth in earnings per share. The portfolio manager focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The portfolio will invest primarily in foreign issuers from at least three foreign countries with established or emerging economies, but will not invest more than 50% of its assets in issuers in any one foreign country. Although the portfolio intends to invest substantially all of its assets in issuers located outside the United States, at times it may invest in U.S.-based companies. The portfolio also may invest in investment grade debt securities of foreign issuers that the portfolio manager believes -- based on market conditions, the financial condition of the issuer, general economic conditions, and other relevant factors -- offer opportunities for capital growth.

Concepts to understand

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

EQUITY SECURITIES: common stocks, preferred stocks and convertible securities. The portfolio will invest in preferred stocks and convertible securities that are rated at the time of purchase at least B by a credit rating agency or the unrated equivalent as determined by the portfolio's sub-adviser.

MAIN RISKS

The portfolio's performance will be influenced by political, social and economic factors affecting companies in foreign countries. Like the stocks of U.S. companies, the securities of foreign issuers fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Unlike investing in U.S. companies, foreign securities include special risks such as exposure to currency fluctuations, a lack of comprehensive company information, political instability, and differing auditing and legal standards. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Because the portfolio may allocate relatively more assets to certain industry sectors than others, the portfolio's performance may be more susceptible to any developments which affect those sectors emphasized by the portfolio.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

The portfolio may invest in the stocks of companies located in developed countries and in emerging markets. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large changes in price; however, these markets also may provide higher long-term rates of return.

The portfolio may purchase securities of companies in initial public offerings
(IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio's asset base increases, IPOs often have a diminished effect on such portfolio's performance.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Founders International Equity Portfolio

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Morgan Stanley Capital International
(MSCI) World (ex. US) Index, a broad measure of international stock performance. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES

                                                        60.69  -17.41
91     92     93     94     95     96     97     98     99     00

BEST QUARTER:                    Q4 '99                       +40.36%

WORST QUARTER:                   Q3 '00                        -8.65%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00



                                                                                                  Since
                                                                                                  inception
                                                    1 Year                                        (9/30/98)
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                      -17.41%                                          20.52%

MSCI WORLD
(EX. US) INDEX                                      -13.37%                                          13.70%


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         1.00%           1.00%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          1.07%           1.07%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      2.07%           2.32%

Fee waiver and/or expense
reimbursement                                          (0.57%)         (0.82%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.50%           1.50%

* THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.50%.
--------------------------------------------------------------------------------

Expense example

                                           1 Year                 3 Years               5 Years              10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                              $153                 $594                   $1,061                $2,355

SERVICE SHARES                              $153                 $646                   $1,166                $2,593


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year numbers are based on net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as the principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

Founders International Equity Portfolio

Founders Passport Portfolio

GOAL/APPROACH

The portfolio seeks capital appreciation. To pursue this goal, the portfolio invests primarily in equity securities of foreign small-cap companies that are characterized as "growth" companies. The portfolio may purchase securities of companies in initial public offerings or shortly thereafter.

The portfolio seeks investment opportunities, generally, in companies which the portfolio manager believes have fundamental strengths that indicate the potential for growth in earnings per share. The portfolio manager focuses on individual stock selection (a "bottom-up" approach) rather than on forecasting stock market trends (a "top-down" approach).

The portfolio will invest primarily in foreign issuers from at least three foreign countries with established or emerging economies. The portfolio may invest in securities of larger foreign issuers or in U.S. issuers, if the portfolio manager believes these securities offer attractive opportunities for capital appreciation.

The portfolio also may invest in investment grade debt securities of domestic or foreign issuers that the portfolio manager believes -- based on market conditions, the financial condition of the issuer, general economic conditions, and other relevant factors -- offer opportunities for capital appreciation.

Concepts to understand

FOREIGN SMALL-CAP COMPANIES: generally those foreign companies with market capitalizations of less than $1.5 billion. This range may fluctuate depending on changes in the value of the stock market as a whole.

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

EQUITY SECURITIES: common stocks, preferred stocks and convertible securities. The portfolio will invest in preferred stocks and convertible securities that are rated at the time of purchase at least B by a credit rating agency or the unrated equivalent as determined by the portfolio's sub-adviser.

MAIN RISKS

The portfolio's performance will be influenced by political, social and economic factors affecting companies in foreign countries. Like the stocks of U.S. companies, the securities of foreign issuers fluctuate in price, often based on factors unrelated to the issuers' value, and such fluctuations can be pronounced. Unlike investing in U.S. companies, foreign securities include special risks such as exposure to currency fluctuations, a lack of comprehensive company information, political instability, and differing auditing and legal standards. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Because the portfolio may allocate relatively more assets to certain industry sectors than others, the portfolio's performance may be more susceptible to any developments which affect those sectors emphasized by the portfolio.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

The portfolio may invest in the stocks of companies located in developed countries and in emerging markets. Emerging market countries generally have economic structures that are less diverse and mature, and political systems that are less stable, than those of developed countries. Emerging markets may be more volatile than the markets of more mature economies, and the securities of companies located in emerging markets are often subject to rapid and large changes in price; however, these markets also may provide higher long-term rates of return.

The portfolio invests primarily in securities issued by companies with relatively small market capitalizations. Smaller companies typically carry additional risks because their operating histories tend to be more limited, their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than those of larger, more-established companies.

The portfolio may purchase securities of companies in initial public offerings
(IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio's asset base increases, IPOs often have a diminished effect on such portfolio's performance.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Founders Passport Portfolio

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the Morgan Stanley Capital International
(MSCI) World (ex. US) Index, a broad measure of international stock performance. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES

                                                        75.05  -25.76
91     92     93     94     95     96     97     98     99     00

BEST QUARTER:                    Q4 '99                           +53.13%

WORST QUARTER:                   Q2 '00                           -20.29%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                    Since
                                                                  inception
                                        1 Year                    (9/30/98)
--------------------------------------------------------------------------------

INITIAL SHARES                          -25.76%                     20.12%

MSCI WORLD (EX. US)
INDEX                                   -13.37%                     13.70%

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         1.00%           1.00%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          2.59%           2.59%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      3.59%           3.84%

Fee waiver and/or expense
reimbursement                                          (2.09%)         (2.34%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.50%           1.50%

* THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.50%.
--------------------------------------------------------------------------------

Expense example

                                           1 Year               3 Years                5 Years           10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                             $153                 $906                    $1,681                $3,717

SERVICE SHARES                             $153                 $957                    $1,780                $3,922


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year numbers are based on net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

Founders Passport Portfolio

Japan Portfolio

GOAL/APPROACH

The portfolio seeks long-term capital growth. To pursue this goal, the portfolio invests at least 65% of its total assets in stocks of Japanese companies. Generally, the portfolio invests at least 60% of its assets in Japanese companies with market caps of at least $1.5 billion at the time of investment. The portfolio's investments may include common stocks, preferred stocks and convertible securities, including those issued in initial public offerings.

In choosing stocks, the portfolio manager identifies and forecasts: key trends in economic variables, such as gross domestic product, inflation and interest rates; investment themes, such as the impact of new technologies and the globalization of industries and brands; relative values of equity securities, bonds and cash; company fundamentals; and long-term trends in currency movements.

Within markets and sectors determined to be relatively attractive, the portfolio manager seeks what are believed to be attractively priced companies that possess a sustainable competitive advantage in their market or sector. The portfolio manager generally sells securities when themes or strategies change or when the portfolio manager determines that a company's prospects have changed or that its stock is fully valued by the market.

Many of the securities in which the portfolio invests are denominated in yen. To protect the portfolio against potential depreciation of the yen versus the U.S. dollar, the portfolio manager may engage in currency hedging.

Concepts to understand

JAPANESE COMPANY: a company organized under the laws of Japan or for which the principal securities trading market is Japan; or a company, wherever organized, with a majority of its assets or business in Japan.

CURRENCY HEDGING: the value of the yen can fluctuate significantly relative to the U.S. dollar and potentially result in losses for investors. To help offset such losses, the portfolio manager may employ certain techniques designed to reduce the portfolio's foreign currency exposure. Generally, this involves buying options, futures, or forward contracts for the foreign currency.

MAIN RISKS

While stocks have historically been a choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

The portfolio's performance will be influenced by political, social and economic factors affecting investments in Japanese companies. These risks include changes in currency exchange rates, a lack of comprehensive company information, political instability, less liquidity and differing auditing and legal standards. Each of those risks could result in more volatility for the portfolio. While investments in all foreign countries are subject to those risks, the portfolio's concentration in Japanese securities could cause the portfolio's performance to be more volatile than that of more geographically diversified funds.

Small companies carry additional risks because their operating histories tend to be more limited, their earnings less predictable, their share prices more volatile and their securities less liquid than those of larger, more established companies. Some of the portfolio's investments will rise and fall based on investor perceptions rather than economics.

The portfolio may purchase securities of companies in initial public offerings
(IPOs). The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio's asset base increases, IPOs often have a diminished effect on such portfolio's performance.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio may invest in derivatives, such as options and futures contracts. The portfolio also may invest in foreign currencies and engage in short-selling. While used primarily to hedge certain of the portfolio's investments and manage its foreign currency exposure and exposure to certain markets, such strategies can increase the portfolio's volatility and lower its returns. Derivatives can be illiquid, and a small investment in certain derivatives can have a large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

Japan Portfolio

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the performance of the portfolio's Initial shares for the portfolio's first full calendar year of operations. The table compares the average annual total return of the Initial shares to that of the Morgan Stanley Capital International (MSCI) Japan Index, a capitalization-weighted index of stocks of Japanese companies. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES

                                                               -8.92
91     92     93     94     95     96     97     98     99     00


BEST QUARTER:                    Q1 '00                     +33.57%

WORST QUARTER:                   Q2 '00                     -12.52%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00



                                                                                          Since
                                                                                        inception
                                                              1 Year                    (12/15/99)
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                               -8.92%                     -6.22%

MSCI JAPAN INDEX                                            -28.16%                    -22.10%*

*    FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 11/30/99 IS USED AS THE
     BEGINNING VALUE ON 12/15/99.


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         1.00%           1.00%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          2.40%           2.40%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      3.40%           3.65%

Fee waiver and/or expense
reimbursement                                          (1.90%)         (2.15%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.50%           1.50%

* THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.50%.
--------------------------------------------------------------------------------

Expense example

                                            1 Year               3 Years                    5 Years                10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                               $153                    $868                   $1,606                  $3,557

SERVICE SHARES                               $153                    $918                   $1,705                  $3,766


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only. The one-year numbers are based on the net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

Japan Portfolio

MidCap Stock Portfolio

GOAL/APPROACH

The portfolio seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400((reg.tm)) Index ("S&P 400"). To pursue this goal, the portfolio invests primarily in a blended portfolio of growth and value stocks of medium-size companies, those whose market values generally range between $200 million and $10 billion. Stocks are chosen through a disciplined process combining computer modeling techniques, fundamental analysis and risk management. Consistency of returns and stability of the portfolio's share price compared to the S&P 400 are primary goals of the process. The portfolio's stock investments may include common stocks, preferred stocks, convertible securities and depositary receipts.

Dreyfus uses a computer model to identify and rank stocks within an industry or sector, based on:

*    VALUE, or how a stock is priced relative to its perceived intrinsic worth

*    GROWTH, in this case the sustainability or growth of earnings

*    FINANCIAL PROFILE, which measures the financial health of the company

Next, Dreyfus uses fundamental analysis to select the most attractive of the top-ranked securities.

Dreyfus then manages risk by diversifying across companies and industries, limiting the potential adverse impact from any one stock or industry. The portfolio is structured so that its sector weightings and risk characteristics, such as growth, size, quality and yield, are similar to those of the S&P 400.

Concepts to understand

MIDCAP COMPANIES: established companies that may not be well known. Midcap companies have the potential to grow faster than large-cap companies, but may lack the resources to weather economic shifts, and are more volatile than large companies.

COMPUTER MODEL: a proprietary computer model that evaluates and ranks a universe of over 2,000 stocks. Dreyfus reviews each of the screens on a regular basis. Dreyfus also maintains the flexibility to adapt the screening criteria to changes in market conditions.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. The value of a shareholder's investment in the portfolio will go up and down, which means that shareholders could lose money.

Medium-size companies carry additional risks because their earnings tend to be less predictable, their share prices more volatile and their securities less liquid than those of larger, more established companies. Some of the portfolio's investments will rise and fall based on investor perception rather than economics.

Although the portfolio seeks to manage risk by broadly diversifying among industries and by maintaining a risk profile very similar to the S&P 400, the portfolio is expected to hold fewer securities than the index. Owning fewer securities and the ability to purchase stocks of companies not listed in the S&P 400 can cause the portfolio to underperform the index.

By investing in a mix of growth and value companies, the portfolio assumes the risks of both and may achieve more modest gains than funds that use only one investment style. Because the stock prices of growth companies are based in part on future expectations, they may fall sharply if earnings expectations are not met or investors believe the prospects for a stock, industry or the economy in general are weak. Growth stocks also typically lack the dividend yield that could cushion stock prices in market downturns. With value stocks, there is the risk that they may never reach what the manager believes is their full market value, or that their intrinsic values may fall. While investments in value stocks may limit downside risk over time, they may produce smaller gains than riskier stocks.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio may invest in derivatives, such as options and futures contracts. While used to hedge certain of the portfolio's investments and increase returns, such strategies can increase the portfolio's volatility and lower its returns. Derivatives can be illiquid, and a small investment in certain derivatives can have a large impact on the portfolio's performance.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

MidCap Stock Portfolio

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the changes in the performance of the portfolio's Initial shares from year to year. The table compares the average annual total return of the Initial shares to that of the S&P 400, a broad measure of midcap stock performance. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES

                                                        10.82  8.28
91     92     93     94     95     96     97     98     99     00

BEST QUARTER:                    Q4 '99                           +14.67%

WORST QUARTER:                   Q3 '99                            -7.11%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                    Since
                                                                  inception

                                         1 Year                   (5/1/98)
--------------------------------------------------------------------------------

INITIAL SHARES                            8.28%                     6.04%

S&P 400                                  17.50%                    14.07%*

* FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 4/30/98 IS USED AS THE BEGINNING VALUE ON 5/1/98.

Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial          Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.29%           0.29%
--------------------------------------------------------------------------------

TOTAL ANNUAL PORTFOLIO
OPERATING EXPENSES                                      1.04%           1.29%

Fee waiver and/or expense
reimbursement                                         (0.04%)         (0.29%)
--------------------------------------------------------------------------------

NET OPERATING EXPENSES*                                 1.00%           1.00%

* THE DREYFUS CORPORATION HAS AGREED, UNTIL DECEMBER 31, 2001, TO WAIVE RECEIPT OF ITS FEES AND/OR ASSUME THE EXPENSES OF THE PORTFOLIO SO THAT THE EXPENSES OF NEITHER CLASS (EXCLUDING TAXES, BROKERAGE COMMISSIONS, EXTRAORDINARY EXPENSES, INTEREST EXPENSES AND COMMITMENT FEES ON BORROWINGS) EXCEED 1.00%. FOR THE FISCAL YEAR ENDED DECEMBER 31, 2000, DREYFUS FURTHER REIMBURSED THE PORTFOLIO FOR OTHER EXPENSES SO THAT TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES FOR INITIAL SHARES WERE 0.98% INSTEAD OF 1.00%. THIS ADDITIONAL EXPENSE REIMBURSEMENT WAS VOLUNTARY.
--------------------------------------------------------------------------------

Expense example

                                           1 Year                 3 Years                5 Years             10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                              $102                  $327                   $570                 $1,267

SERVICE SHARES                              $102                  $380                   $680                 $1,531


This example shows what an investor could pay in expenses over time.
It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual returns and expenses will be different, the example is for comparison only. The one-year numbers are based on the net operating expenses. The longer-term numbers are based on total annual portfolio operating expenses.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

MidCap Stock Portfolio

Technology Growth Portfolio

GOAL/APPROACH

The portfolio seeks capital appreciation. To pursue this goal, the portfolio invests primarily in the stocks of growth companies of any size that Dreyfus believes to be leading producers or beneficiaries of technological innovation. Up to 25% of the portfolio's assets may be invested in foreign securities. The portfolio's stock investments may include common stocks, preferred stocks and convertible securities.

In choosing stocks, the portfolio looks for technology companies with the potential for strong earnings or revenue growth rates, although some of the portfolio's investments may currently be experiencing losses. The portfolio focuses on the technology sectors that are expected to outperform on a relative scale. The more attractive sectors are overweighted. Among the sectors evaluated are those that develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, healthcare, biotechnology, computer software and hardware, electronic components and systems, network and cable broadcasting, telecommunications, defense and aerospace, and environmental sectors.

The portfolio typically sells a stock when there is a negative change in the fundamental factors surrounding the company, such as an earnings or revenue shortfall, industry downturn or change in the competitive landscape, or when the portfolio manager believes the stock is fully valued by the market.

Although the portfolio looks for companies with the potential for strong earnings growth rates, some of the portfolio's investments may currently be experiencing losses. Moreover, the portfolio may invest in small-, mid- and large-cap securities in all available trading markets, including initial public offerings and the aftermarket.

Concepts to understand

SMALL AND MIDSIZE COMPANIES: new and often entrepreneurial companies. These companies tend to grow faster than large-cap companies and typically use any profits for expansion rather than for paying dividends. They are also more volatile than larger companies and fail more often.

GROWTH COMPANIES: companies whose earnings are expected to grow faster than the overall market. Often, growth stocks have relatively high price-to-earnings, price-to-book and price-to-sales ratios, and tend to be more volatile than value stocks.

MAIN RISKS

While stocks have historically been a leading choice of long-term investors, they do fluctuate in price depending on the performance of the companies that issued them, general market and economic conditions and investor confidence. In fact, the technology sector has been among the most volatile sectors of the stock market. The value of a shareholder's investment in the portfolio will go up and down, sometimes dramatically, which means that shareholders could lose money.

Technology companies, especially small-cap technology companies, involve greater risk because their earnings tend to be less predictable (and some companies may be experiencing significant losses) and their share prices tend to be more volatile. Certain technology companies may have limited product lines, markets or financial resources, or may depend on a limited management group. In addition, these companies are strongly affected by worldwide technological developments, and their products and services may not be economically successful or may quickly become outdated. Investor perception may play a greater role in determining the day-to-day value of tech stocks than it does in other sectors. Portfolio investments made in anticipation of future products and services may decline dramatically in value if the anticipated products or services are delayed or cancelled.

The risks associated with technology companies are magnified in the case of small-cap technology companies. The shares of smaller companies tend to trade less frequently than those of larger companies, which can have an adverse effect on the pricing of these securities and on the fund's ability to sell these securities.

Growth companies are expected to increase their earnings at a certain rate. If these expectations are not met, investors can punish the stocks inordinately, even if earnings do increase. In addition, growth stocks typically lack the dividend yield that can cushion stock prices in market downturns.

Any foreign securities purchased by the portfolio include special risks, such as exposure to currency fluctuations, changing political climate, lack of comprehensive company information and potentially less liquidity.

The portfolio may purchase securities of companies in IPOs. The prices of securities purchased in IPOs can be very volatile. The effect of IPOs on the portfolio's performance depends on a variety of factors, including the number of IPOs the portfolio invests in, whether and to what extent a security purchased in an IPO appreciates in value, and the asset base of the portfolio. As a portfolio's asset base increases, IPOs often have a diminished effect on such portfolio's performance.

Under adverse market conditions, the portfolio could invest some or all of its assets in money market securities. Although the portfolio would do this to avoid losses, it could reduce the benefit from any upswing in the market. During such periods, the portfolio may not achieve its investment objective.

Other potential risks

The portfolio may invest in derivatives, such as options and futures contracts. The portfolio also may invest in foreign currencies and engage in short-selling. While used primarily to hedge certain of the portfolio's investments and manage exposure to certain markets, such strategies can increase the portfolio's volatility and lower its returns. Derivatives can be illiquid, and a small investment in certain derivatives can have a large impact on the portfolio's performance.

At times, the portfolio may engage in short-term trading, which could produce higher transaction costs.

The portfolio can buy securities with borrowed money (a form of leverage), which could have the effect of magnifying the portfolio's gains or losses.

What the portfolio is -- and isn't

The portfolio is a mutual fund: a pooled investment that is professionally managed and gives shareholders the opportunity to participate in financial markets. It strives to reach its stated goal, although as with all mutual funds, it cannot offer guaranteed results.

An investment in the portfolio is not a bank deposit. It is not insured or guaranteed by the FDIC or any other government agency. It is not a complete investment program. Shareholders could lose money in the portfolio, but shareholders also have the potential to make money.

PAST PERFORMANCE

The bar chart and table below show some of the risks of investing in the portfolio. The bar chart shows the performance of the portfolio's Initial shares for the portfolio's first full calendar year of operations. The table compares the average annual total return of the Initial shares to that of the Standard & Poor's 500 Composite Stock Price Index (S&P 500), a broad measure of stock performance, and the Morgan Stanley High Technology 35 Index, an unmanaged, equal dollar-weighted index of 35 U.S. stocks from the electronics-based subsectors. Of course, past performance is no guarantee of future results. Since Service shares have less than one calendar year of performance, past performance information for that class is not included in this prospectus. Performance for each share class will vary due to differences in expenses.
--------------------------------------------------------------------------------

Year-by-year total return AS OF 12/31 EACH YEAR (%)

INITIAL SHARES

                                                               -26.98
91     92     93     94     95     96     97     98     99     00

BEST QUARTER:                    Q1 '00                     +22.68%

WORST QUARTER:                   Q4 '00                     -35.56%
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00



                                                                                          Since
                                                                                         inception
                                                    1 Year                               (8/31/99)
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                                      -26.98%                               10.00%

S&P 500                                              -9.10%                                1.16%

MORGAN STANLEY
HIGH TECHNOLOGY 35 INDEX                            -27.32%                                8.99%


Additional costs

Performance information reflects the portfolio's expenses only and does not reflect the fees and charges imposed by participating insurance companies under their VA contracts or VLI policies. Because these fees and charges will reduce total return, VA contract holders and VLI policyholders should consider them when evaluating and comparing the portfolio's performance. VA contract holders and VLI policyholders should consult the prospectus for their contract or policy for more information.

EXPENSES

Investors using this portfolio to fund a VA contract or a VLI policy will pay certain fees and expenses in connection with the portfolio, which are described in the table below. Annual portfolio operating expenses are paid out of portfolio assets, so their effect is included in the portfolio's share price. As with the performance information given previously, these figures do not reflect any fees or charges imposed by participating insurance companies under their VA contracts or VLI policies.
--------------------------------------------------------------------------------

Fee table

                                                    Initial         Service
                                                    shares           shares
--------------------------------------------------------------------------------

ANNUAL PORTFOLIO OPERATING EXPENSES

% OF AVERAGE DAILY NET ASSETS

Management fees                                         0.75%           0.75%

Rule 12b-1 fee                                           none           0.25%

Other expenses                                          0.09%           0.09%
--------------------------------------------------------------------------------

TOTAL                                                   0.84%           1.09%
--------------------------------------------------------------------------------


Expense example

                                            1 Year               3 Years                    5 Years                10 Years
------------------------------------------------------------------------------------------------------------------------------------

INITIAL SHARES                              $86                    $268                     $466                  $1,037

SERVICE SHARES                              $111                   $347                     $601                  $1,329


This example shows what an investor could pay in expenses over time. It uses the same hypothetical conditions other funds use in their prospectuses: $10,000 initial investment, 5% total return each year and no changes in expenses. The figures shown would be the same whether investors sold their shares at the end of a period or kept them. Because actual return and expenses will be different, the example is for comparison only.

Concepts to understand

MANAGEMENT FEE: the fee paid to the investment adviser for managing the portfolio and assisting in all aspects of the portfolio's operations.

RULE 12B-1 FEE: the fee paid to the portfolio's distributor for distributing Service shares, for advertising and marketing related to Service shares, and for providing account service and maintenance for holders of Service shares. The distributor may pay all or part of this fee to participating insurance companies, and the broker-dealer acting as principal underwriter for their variable insurance products. Because this fee is paid on an ongoing basis out of portfolio assets attributable to Service shares, over time it will increase the cost of an investment in Service shares and could cost investors more than paying other types of sales charges.

OTHER EXPENSES: fees paid by the portfolio for miscellaneous items such as transfer agency, custody, professional and registration fees. Other expenses for Service shares are based on other expenses for Initial shares for the past fiscal year.

Technology Growth Portfolio

MANAGEMENT

The investment adviser for the portfolios is The Dreyfus Corporation, 200 Park Avenue, New York, New York 10166. Founded in 1947, Dreyfus manages more than $158 billion in over 190 mutual fund portfolios. Dreyfus is the primary mutual fund business of Mellon Financial Corporation, a global financial services company with approximately $2.8 trillion of assets under management, administration or custody, including approximately $530 billion under management. Mellon provides wealth management, global investment services and a comprehensive array of banking services for individuals, businesses and institutions. Mellon is headquartered in Pittsburgh, Pennsylvania.

CORE BOND PORTFOLIO -- The portfolio has agreed to pay Dreyfus an annual management fee of 0.60% of the portfolio's average daily net assets. For the fiscal period May 1, 2000 (commencement of operations) through December 31, 2000, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect.

CORE VALUE PORTFOLIO -- For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.68% of the portfolio's average daily net assets.

EMERGING LEADERS PORTFOLIO -- For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.20% of the portfolio's average daily net assets.

EMERGING MARKETS PORTFOLIO -- For the past fiscal year, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect.

EUROPEAN EQUITY PORTFOLIO -- For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.67% of the portfolio's average daily net assets.

FOUNDERS DISCOVERY PORTFOLIO -- For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.38% of the portfolio's average daily net assets.

FOUNDERS GROWTH PORTFOLIO -- For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.64% of the portfolio's average daily net assets.

FOUNDERS INTERNATIONAL EQUITY PORTFOLIO -- For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.43% of the portfolio's average daily net assets.

FOUNDERS PASSPORT PORTFOLIO -- For the past fiscal year, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect.

JAPAN PORTFOLIO -- For the past fiscal year, the portfolio did not pay Dreyfus a management fee as a result of a fee waiver/expense reimbursement in effect.

MIDCAP STOCK PORTFOLIO -- For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.69% of the portfolio's average daily net assets.

TECHNOLOGY GROWTH PORTFOLIO -- For the past fiscal year, the portfolio paid Dreyfus a management fee at the annual rate of 0.75% of the portfolio's average daily net assets.

Sub-investment advisers

Dreyfus has engaged its growth specialist affiliate, Founders Asset Management LLC, to serve as the sub-investment adviser for the FOUNDERS DISCOVERY PORTFOLIO, FOUNDERS GROWTH PORTFOLIO, FOUNDERS INTERNATIONAL EQUITY PORTFOLIO and FOUNDERS PASSPORT PORTFOLIO. Founders, located at Founders Financial Center, 2930 East Third Avenue, Denver, Colorado 80206, and its predecessor companies have been offering tools to help investors pursue their financial goals since 1938. As of December 31, 2000, Founders managed mutual funds and other client accounts having aggregate assets of approximately $7.11 billion.

Dreyfus has engaged its affiliate, Newton Capital Management Limited, to serve as sub-investment adviser for the EUROPEAN EQUITY PORTFOLIO and JAPAN PORTFOLIO. Newton, located at 71 Queen Victoria Street, London, EC4V 4DR, England, was formed in 1977 and, as of December 31, 2000, together with its parent and its parent's subsidiaries, managed approximately $32 billion in discretionary separate accounts and other investment accounts.

Portfolio managers

The primary portfolio managers of the portfolios are as follows:

CORE BOND PORTFOLIO -- The Dreyfus taxable fixed income team, which consists of sector specialists, collectively makes investment decisions for the portfolio. The team's specialists focus on, and monitor conditions in, the different sectors of the fixed income market. Once different factors have been analyzed, the sector specialists then decide on allocation weights for the portfolio and recommend securities for investment.

CORE VALUE PORTFOLIO -- The portfolio's primary portfolio manager is Valerie J. Sill. She has been a portfolio manager of the portfolio since its inception. Ms. Sill is a portfolio manager of Dreyfus and senior vice president of The Boston Company Asset Management, LLC (TBCAM), an affiliate of Dreyfus. She is also a member of the Equity Policy Group of TBCAM. She previously served as director of equity research and as an equity research analyst for TBCAM.

EMERGING LEADERS PORTFOLIO -- The portfolio's primary portfolio managers are Paul Kandel and Hilary Woods. Mr. Kandel and Ms. Woods have been the portfolio's primary portfolio managers since its inception. Mr. Kandel joined Dreyfus in 1994 as senior sector manager for the technology and telecommunications industries. Ms. Woods joined Dreyfus in 1987 as senior sector manager for the capital goods industry.

EMERGING MARKETS PORTFOLIO -- D. Kirk Henry has been the portfolio's primary portfolio manager since January 2001 and has been employed by Dreyfus since May 1996. He is also vice president and international equity portfolio manager of TBCAM, an affiliate of Dreyfus. He has held that position since May 1994.

EUROPEAN EQUITY PORTFOLIO -- The portfolio's primary portfolio manager is Joanna Bowen. Ms. Bowen has been a primary portfolio manager for the portfolio since its inception. She joined Newton in 1993 as a European fund manager, was appointed an associate director of Newton in 1997, and was appointed a director of Newton in 1999.

FOUNDERS DISCOVERY PORTFOLIO -- The portfolio's primary portfolio manager is Robert T. Ammann, C.F.A. He has been the portfolio's primary portfolio manager since the portfolio's inception and has been employed by Founders since 1993. He is a vice president of investments at Founders.

Management

FOUNDERS GROWTH PORTFOLIO -- The portfolio's primary portfolio managers are Scott A. Chapman, C.F.A. and Thomas M. Arrington, C.F.A. Mr. Chapman and Mr. Arrington have been the portfolio's primary portfolio managers, and have been employed by Founders, since December 1998. Mr. Chapman is a vice president of investments at Founders. Mr. Arrington is a vice president of investments at Founders. Prior to joining Founders, Mr. Chapman was employed for seven years at HighMark Capital Management, Inc., a subsidiary of Union BanCal Corporation, most recently as a vice president and director of growth strategy. Prior to joining Founders, Mr. Arrington was employed for eight years at HighMark Capital where he held various positions, including vice president and director of income and growth strategy, securities research analyst and, most recently, vice president and director of income equity strategy.

FOUNDERS INTERNATIONAL EQUITY PORTFOLIO -- The portfolio's primary portfolio manager is Douglas A. Loeffler, C.F.A. He has been the portfolio's primary portfolio manager since the portfolio's inception and has been employed by Founders since 1995. He is a vice president of investments at Founders. Prior to joining Founders, Mr. Loeffler was employed for seven years at Scudder, Stevens & Clark as an international equities and quantitative analyst.

FOUNDERS PASSPORT PORTFOLIO -- The portfolio's primary portfolio manager is Tracy P. Stouffer. She has been the portfolio's primary portfolio manager, and has been employed by Founders, since July 1999. Prior to joining Founders, Ms. Stouffer was a vice president and portfolio manager with Federated Global Incorporated from 1995 to July 1999, and a vice president and portfolio manager with Clariden Asset Management, Inc. from 1988 to 1995.

JAPAN PORTFOLIO -- The portfolio's primary portfolio manager is Miki Sugimoto. She has been the portfolio's primary portfolio manager since the portfolio's inception and has been employed by Newton since 1995. Prior to joining Newton, Ms. Sugimoto was employed for five years at S.G. Warburg where she worked primarily in the corporate finance department.

MIDCAP STOCK PORTFOLIO -- John O'Toole is the portfolio's primary portfolio manager, a position he has held since the portfolio's inception. He has been employed by Dreyfus since October 1994. Mr. O'Toole also is a senior vice president and a portfolio manager for Mellon Equity Associates, an affiliate of Dreyfus, and has been employed by Mellon Bank, N.A. since 1979.

TECHNOLOGY GROWTH PORTFOLIO -- The portfolio's primary portfolio manager is Mark Herskovitz. Mr. Herskovitz has been the primary portfolio manager of the portfolio since its inception and has been employed by Dreyfus since 1996. From 1992 to 1996, he served as a senior technology analyst at National City Bank.

The portfolios, Dreyfus, Founders, Newton and Dreyfus Service Corporation (the portfolios' distributor) have each adopted a code of ethics that permits its personnel, subject to such code, to invest in securities, including securities that may be purchased or held by a portfolio. The Dreyfus and Founders codes of ethics restrict the personal securities transactions of their employees, and require portfolio managers and other investment personnel to comply with the code's preclearance and disclosure procedures. Each code's primary purpose is to ensure that personal trading by Dreyfus or Founders employees does not disadvantage any Dreyfus- or Founders-managed fund.

Core Bond, Emerging Leaders and Emerging Markets Portfolios -- Performance Information for Public Funds and Portfolios

THE CORE BOND PORTFOLIO has the same investment objective and follows substantially the same investment policies and strategies as a corresponding series of another open-end investment company advised by Dreyfus -- Dreyfus Premier Core Bond Fund -- Class A shares (the "Premier Core Bond Fund"). The portfolio currently has the same investment team as the Premier Core Bond Fund. The table at right shows average annual total return information for the Premier Core Bond Fund and for the Merrill Lynch Domestic Master Index, the benchmark index of the portfolio and the Premier Core Bond Fund. NO PERFORMANCE INFORMATION IS SHOWN FOR THE CORE BOND PORTFOLIO, WHICH DID NOT HAVE ITS OWN FULL YEAR OF PERFORMANCE AS OF DECEMBER 31, 2000.

Historical performance information for Class A shares of the Premier Core Bond Fund and the Merrill Lynch Domestic Master Index for various periods ended December 31, 2000, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00



                                                         1 Year                        5 Years                     10 Years
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS PREMIER
CORE BOND FUND

      CLASS A (NAV)                                       9.13%                         7.21%                        9.12%

      CLASS A
      (WITH SALES LOAD)                                   4.23%                         6.23%                        8.62%

MERRILL LYNCH
DOMESTIC
MASTER INDEX(1)                                          11.73%                         6.47%                       8.01%

(1)  THE MERRILL LYNCH DOMESTIC MASTER INDEX IS AN UNMANAGED PERFORMANCE
     BENCHMARK FOR U.S. GOVERNMENT SECURITIES AND INVESTMENT GRADE CORPORATE
     SECURITIES WITH MATURITIES GREATER THAN OR EQUAL TO ONE YEAR. ALL
     PERFORMANCE FIGURES REFLECT THE REINVESTMENT OF DIVIDENDS AND OTHER
     DISTRIBUTIONS.


Management

THE EMERGING LEADERS PORTFOLIO has substantially the same investment objective and follows substantially the same investment policies and strategies as two corresponding series of separate open-end investment companies advised by Dreyfus -- Dreyfus Emerging Leaders Fund, which is offered to the public, and Dreyfus Small Cap Portfolio (the "Insurance Fund"), which, like the portfolio, serves as a funding vehicle for variable insurance products. The portfolio currently has the same primary portfolio managers as the Dreyfus Emerging Leaders Fund and the Insurance Fund. The first table at right shows average annual total return information for the Dreyfus Emerging Leaders Fund, the Insurance Fund and the Russell 2000 Index, the benchmark index of the portfolio, the Dreyfus Emerging Leaders Fund and the Insurance Fund. The second table shows average annual total return information for the Emerging Leaders Portfolio's Initial shares and for the Russell 2000 Index.


RELATED FUNDS

Historical performance information for the Dreyfus Emerging Leaders Fund, the Insurance Fund and the Russell 2000 Index for various periods ended December 31, 2000, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00


                                                                                                               Since
                                     1 Year                    5 Years               10 Years               inception(2)
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS
EMERGING
LEADERS
FUND                                   9.49%                   24.77%                 --                       28.64%

DREYFUS
SMALL CAP
PORTFOLIO                             13.31%                   12.90%              34.34%                         --

RUSSELL 2000
INDEX(3)                              -3.02%                   10.31%              15.53%                   10.25%(4)


PORTFOLIO

Average annual total returns for the Emerging Leaders Portfolio's Initial shares and for the Russell 2000 Index for various periods ended December 31, 2000, as calculated pursuant to SEC guidelines, are as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                  Since
                                                                inception
                                              1 Year           (12/15/99)
--------------------------------------------------------------------------------

EMERGING LEADERS PORTFOLIO --
INITIAL SHARES                                31.70%             39.28%

RUSSELL 2000 INDEX(3)                         -3.02%              7.32%(4)
--------------------------------------------------------------------------------

(2)  THE INCEPTION DATE OF THE DREYFUS EMERGING LEADERS FUND WAS 9/29/95

(3) THE RUSSELL 2000 INDEX IS A WIDELY RECOGNIZED, UNMANAGED SMALL-CAP INDEX COMPRISED OF THE COMMON STOCKS OF THE 2,000 U.S. PUBLIC COMPANIES NEXT IN SIZE AFTER THE LARGEST 1,000 PUBLICLY TRADED U.S. COMPANIES. ALL PERFORMANCE FIGURES REFLECT THE REINVESTMENT OF DIVIDENDS AND OTHER DISTRIBUTIONS.

(4) FOR COMPARATIVE PURPOSES: FOR THE DREYFUS EMERGING LEADERS FUND, THE VALUE OF THE INDEX ON 9/30/95 IS USED AS THE BEGINNING VALUE ON 9/29/95; FOR THE EMERGING LEADERS PORTFOLIO, THE VALUE OF THE INDEX ON 11/30/99 IS USED AS THE BEGINNING VALUE ON 12/15/99.

THE EMERGING MARKETS PORTFOLIO has the same investment objective and follows substantially the same investment policies and strategies as a corresponding series of another open-end investment company advised by Dreyfus -- Dreyfus Premier Emerging Markets Fund -- Class A shares (the "Premier Emerging Markets Fund"). The portfolio has the same primary portfolio manager as the Premier Emerging Markets Fund. The first table at right shows average annual total return information for the Premier Emerging Markets Fund and for the Morgan Stanley Capital International (MSCI) Emerging Markets (Free) Index, the benchmark index of the portfolio and the Premier Emerging Markets Fund. The second table shows average annual total return information for the Emerging Markets Portfolio's Initial shares and for the MSCI Emerging Markets (Free) Index.


PUBLIC FUND

Historical performance information for Class A shares of the Premier Emerging Markets Fund and for the MSCI Emerging Markets (Free) Index for various periods ended December 31, 2000, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00(5)

                                                                  Since
                                                                inception
                                              1 Year            (3/31/98)
--------------------------------------------------------------------------------

DREYFUS PREMIER EMERGING MARKETS FUND

   CLASS A (NAV)                              -33.93%             -5.29%

   CLASS A (WITH SALES LOAD)                  -37.71%             -7.30%

MSCI EMERGING MARKETS
(FREE) INDEX(6)                               -30.61%             -7.30%

PORTFOLIO

Average annual total returns for the Emerging Markets Portfolio's Initial shares and for the MSCI Emerging Markets (Free) Index for various periods ended December 31, 2000, as calculated pursuant to SEC guidelines, are as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00(5)

                                                                Since
                                                               inception
                                              1 Year          (12/15/99)
--------------------------------------------------------------------------------

EMERGING MARKETS PORTFOLIO --
INITIAL SHARES                               -31.81%           -24.59%

MSCI EMERGING MARKETS
(FREE) INDEX(6)                              -30.61%           -20.29%(7)
--------------------------------------------------------------------------------

(5) PRIOR TO 1/01/01, THE PREMIER EMERGING MARKETS FUND AND THE EMERGING MARKETS PORTFOLIO EMPLOYED A GROWTH-ORIENTED, RATHER THAN A VALUE-ORIENTED, APPROACH.

(6) THE MSCI EMERGING MARKETS (FREE) INDEX IS A MARKET CAPITALIZATION-WEIGHTED INDEX COMPOSED OF COMPANIES REPRESENTATIVE OF THE MARKET STRUCTURE OF MORE THAN 25 EMERGING MARKET COUNTRIES IN EUROPE, LATIN AMERICA AND THE PACIFIC BASIN AND INCLUDES GROSS DIVIDENDS REINVESTED. THE INDEX EXCLUDES CLOSED MARKETS AND THOSE SHARES IN OTHERWISE FREE MARKETS WHICH ARE NOT PURCHASABLE BY FOREIGNERS.

(7) FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 11/30/99 IS USED AS THE BEGINNING VALUE ON 12/15/99.


Management

Investors should not consider this performance data as an indication of the future performance of the portfolios. The performance figures for the Premier Core Bond Fund, Dreyfus Emerging Leaders Fund, Insurance Fund and Premier Emerging Markets Fund reflect the deduction of the historical fees and expenses paid by the funds, and not those paid by the respective portfolios. The Premier Core Bond Fund's total annual operating expenses for the fiscal year ended October 31, 2000 were 1.01% of its average daily net assets. The total annual operating expenses, after fee waiver and expense reimbursement, if any, for the fiscal year ended August 31, 2000 for the Dreyfus Emerging Leaders Fund were 1.26% and for the fiscal year ended December 31, 2000 for the Insurance Fund were 0.78% of the respective fund's average daily net assets. The Premier Emerging Markets Fund's total annual operating expenses, after fee waiver and expense reimbursement, if any, for the year ended December 31, 2000 were 2.25% of its average daily net assets.


The performance figures also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that each portfolio and its corresponding fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings. Performance information for the Public Funds and portfolios reflects the reinvestment of dividends and other distributions.

Founders Discovery, Founders Growth, Founders International Equity and Founders Passport Portfolios -- Performance Information for Public Funds and Portfolio

THE FOUNDERS DISCOVERY, FOUNDERS GROWTH, FOUNDERS INTERNATIONAL EQUITY and FOUNDERS PASSPORT PORTFOLIOS have the same investment objective and follow substantially the same investment policies and strategies as corresponding series of another open-end investment company advised by Founders -- namely, the Dreyfus Founders Discovery Fund, the Dreyfus Founders Growth Fund, the Dreyfus Founders International Equity Fund and the Dreyfus Founders Passport Fund, respectively (the "Public Funds"). Each portfolio currently has the same primary portfolio managers as its corresponding Public Fund. The first four tables on page 58 show average annual total return information for the Public Funds' Class F shares and for a securities index. The fifth table shows average annual total return information for Initial shares of each portfolio and for the securities index.

Investors should not consider this performance data as an indication of the future performance of the portfolios. The performance figures for the Public Funds reflect the deduction of the historical fees and expenses paid by the Public Funds, and not those paid by the respective portfolio. The Public Funds' Class F shares total annual operating expenses, after fee waiver and expense reimbursement, for the year ended December 31, 2000 were 1.28% of Dreyfus Founders Discovery Fund's average daily net assets, were 1.07% of Dreyfus Founders Growth Fund's average daily net assets, 1.80% of Dreyfus Founders International Equity Fund's average daily net assets and 1.61% of Dreyfus Founders Passport Fund's average daily net assets.


The performance figures for the Public Funds and the portfolios also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Additionally, although it is anticipated that each portfolio and its corresponding Public Fund will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings. Performance information for the Public Funds and portfolios reflects the reinvestment of dividends and other distributions.

The performance figures of the Dreyfus Founders Discovery Fund, Dreyfus Founders International Equity Fund and the Dreyfus Founders Passport Fund were due in part to the purchase by those funds of securities sold in IPOs. There is no guarantee that the Dreyfus Founders Discovery Fund's, the Dreyfus Founders International Equity Fund's and the Dreyfus Founders Passport Fund's investments in IPOs will continue to have a similar impact on performance, and such returns should not be expected over the long term.


Management

PUBLIC FUNDS

Historical performance information for the corresponding Public Funds and for the securities indexes for various periods ended December 31, 2000, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00


                                                       1 Year                         5 Years                      10 Years
------------------------------------------------------------------------------------------------------------------------------------
DREYFUS FOUNDERS
DISCOVERY
FUND -- CLASS F(1)                                       -8.26%                         22.57%                       21.39%

RUSSELL 2000

INDEX(2)                                                 -3.02%                         10.31%                       15.53%

RUSSELL 2000
GROWTH INDEX(3)                                         -22.43%                          7.14%                       12.80%
------------------------------------------------------------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                       1 Year                         5 Years                      10 Years
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS FOUNDERS
GROWTH FUND -- CLASS F(1)                               -27.23%                         13.30%                       17.63%

S&P 500 BARRA
GROWTH INDEX(4)                                         -22.08%                         19.16%                       17.60%

S&P 500 INDEX(5)                                         -9.12%                         18.32%                       17.44%

RUSSELL 1000
GROWTH INDEX(6)                                         -22.42%                         18.15%                       17.33%
------------------------------------------------------------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                                                                     Since
                                                                                                                   inception
                                                       1 Year                         5 Years                      (12/29/95)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS FOUNDERS
INTERNATIONAL
EQUITY FUND -- CLASS F(1)                                -17.65%                        16.06%                       16.06%

MSCI WORLD
(EX. US) INDEX(7)                                        -13.37%                         7.54%                        7.54%(8)
------------------------------------------------------------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                                                                    Since
                                                                                                                   inception
                                                       1 Year                         5 Years                     (11/16/93)
------------------------------------------------------------------------------------------------------------------------------------

DREYFUS FOUNDERS
PASSPORT FUND -- CLASS F(1)                              -29.65%                        12.61%                       11.71%

MSCI WORLD
(EX. US) INDEX(7)                                        -13.37%                         7.54%                        9.02%(9)



FOUNDERS DISCOVERY, FOUNDERS GROWTH, FOUNDERS INTERNATIONAL EQUITY AND FOUNDERS PASSPORT PORTFOLIOS

Average annual total return for Initial shares of each portfolio and for the securities index for various periods ended December 31, 2000, as calculated pursuant to SEC guidelines, is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00



                                                                 Inception                                            Since
                                                                   date                    1 Year                   inception
------------------------------------------------------------------------------------------------------------------------------------
FOUNDERS DISCOVERY
PORTFOLIO -- INITIAL SHARES                                     (12/15/99)                  -13.02%                   -3.19%

RUSSELL 2000 INDEX(2)                                                                        -3.02%                    7.32%(10)

RUSSELL 2000 GROWTH INDEX(3)                                                                -22.43%                   -8.76%(10)

FOUNDERS GROWTH PORTFOLIO
-- INITIAL SHARES                                                (9/30/98)                  -25.40%                   13.04%

S&P 500 BARRA
GROWTH INDEX(4)                                                                             -22.08%                   10.21%

S&P 500 INDEX(5)                                                                             -9.12%                   13.67%

RUSSELL 1000 GROWTH INDEX(6)                                                                -22.42%                   12.72%

FOUNDERS
INTERNATIONAL EQUITY
PORTFOLIO -- INITIAL SHARES                                      (9/30/98)                  -17.41%                   20.52%

MSCI WORLD (EX. US) INDEX(7)                                                                -13.37%                   13.70%

FOUNDERS PASSPORT
PORTFOLIO -- INITIAL SHARES                                      (9/30/98)                  -25.76%                   20.12%

MSCI WORLD (EX. US) INDEX(7)                                                                -13.37%                   13.70%
------------------------------------------------------------------------------------------------------------------------------------

(1)  CLASS F SHARES ARE GENERALLY CLOSED TO NEW INVESTORS.

(2)  THE RUSSELL 2000 INDEX IS A WIDELY RECOGNIZED, UNMANAGED SMALL-CAP INDEX
     COMPRISED OF THE COMMON STOCKS OF THE 2,000 U.S. PUBLIC COMPANIES NEXT IN
     SIZE AFTER THE LARGEST 1,000 PUBLICLY TRADED U.S. COMPANIES. ALL
     PERFORMANCE FIGURES REFLECT THE REINVESTMENT OF DIVIDENDS AND OTHER
     DISTRIBUTIONS.

(3)  THE RUSSELL 2000 GROWTH INDEX MEASURES THE PERFORMANCE OF THOSE RUSSELL
     2000 COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED
     GROWTH VALUES.

(4)  THE S&P 500 BARRA GROWTH INDEX IS A CAPITALIZATION-WEIGHTED INDEX OF ALL
     THOSE STOCKS IN THE S&P 500 THAT HAVE HIGH PRICE-TO-BOOK RATIOS. ALL
     PERFORMANCE FIGURES REFLECT THE REINVESTMENT OF DIVIDENDS AND OTHER
     DISTRIBUTIONS.

(5)  THE S&P 500 INDEX IS A MARKET VALUE WEIGHTED, UNMANAGED INDEX OF COMMON
     STOCKS CONSIDERED REPRESENTATIVE OF THE BROAD MARKET.

(6)  THE RUSSELL 1000 GROWTH INDEX IS AN UNMANAGED INDEX THAT MEASURES THE
     PERFORMANCE OF THE COMMON STOCKS OF THE LARGEST 1,000 PUBLICLY TRADED U.S.
     COMPANIES WITH HIGHER PRICE-TO-BOOK RATIOS AND HIGHER FORECASTED GROWTH
     VALUES.

(7)  THE MSCI WORLD (EX. US) INDEX IS AN ARITHMETICAL AVERAGE OF THE PERFORMANCE
     OF OVER 1,000 SECURITIES LISTED ON THE STOCK EXCHANGES OF EUROPE, CANADA,
     AUSTRALIA, NEW ZEALAND AND THE FAR EAST. TOTAL RETURN FIGURES FOR THE INDEX
     ASSUME CHANGE IN SHARE PRICE AND REINVESTMENT OF DIVIDENDS AFTER DEDUCTION
     OF LOCAL TAXES, BUT DO NOT DEDUCT ANY FEES OR EXPENSES WHICH ARE CHARGED TO
     THE RESPECTIVE PUBLIC FUNDS AND THE PORTFOLIO.

(8)  FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 12/31/95 IS USED AS THE
     BEGINNING VALUE ON 12/29/95.

(9)  FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 11/30/93 IS USED AS THE
     BEGINNING VALUE ON 11/16/93.

(10) FOR COMPARATIVE PURPOSES, THE VALUE OF EACH INDEX ON 11/30/99 IS USED AS
     THE BEGINNING VALUE ON 12/15/99.


Japan Portfolio -- Performance Information for Investment Accounts and Portfoli

The portfolio has a substantially similar investment objective and follows substantially similar investment policies and strategies as two investment accounts advised by Newton -- Newton Japan Fund and Newton Universal Growth Funds (UGF) Japanese Equity Fund (collectively, the "Investment Accounts"). The portfolio currently has the same portfolio managers as the Investment Accounts. The first table at right shows composite average annual total return information for the Investment Accounts and for the MSCI Japan Index, the benchmark index of the portfolio and the Investment Accounts. The second table shows average annual total return information for the portfolio's Initial shares and for the MSCI Japan Index.

Investors should not consider this performance data as an indication of the future performance of the portfolio. The performance figures for the Investment Accounts were calculated by Micropal on a "bid-bid" basis (i.e., the price at which an investor can sell its shares) with the accounts' gross income reinvested in U.S. dollars. The performance figures were then adjusted to reflect the deduction of the historical annual management fee paid by the Investment Accounts (1.50% of each Investment Account's net assets), and not those paid by the portfolio.

The performance figures for the Investment Accounts and the portfolio also do not reflect the deduction of charges or expenses attributable to VA contracts or VLI policies, which would lower the performance quoted. Policy owners should refer to the applicable insurance company prospectus for information on any such charges and expenses. Moreover, the performance of the Investment Accounts could have been adversely affected by the imposition of certain regulatory requirements, restrictions and limitations if the accounts had been regulated as investment companies under the U.S. federal securities and tax laws. Additionally, although it is anticipated that the portfolio and the Investment Accounts will hold similar securities, their investment results are expected to differ. In particular, differences in asset size and in cash flow resulting from purchases and redemptions of portfolio shares may result in different security selections, differences in the relative weightings of securities or differences in the price paid for particular portfolio holdings. Performance information for the Investment Accounts and the portfolio reflects the reinvestment of dividends and other distributions.

INVESTMENT ACCOUNTS

Historical performance information for the Investment Accounts and for the MSCI Japan Index for various periods ended December 31, 2000 is as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                                                                    Since
                                                                  1 Year                   5 Years                11/22/94(1)
------------------------------------------------------------------------------------------------------------------------------------

NEWTON JAPAN FUND                                                 -31.70%                    2.40%                   0.55%

NEWTON UGF JAPANESE
EQUITY FUND                                                       -32.40%                    2.10%                  -5.56%

MSCI JAPAN INDEX(2)                                               -28.16%                  -28.07%                 -19.16%


PORTFOLIO

Average annual total returns for the portfolio's Initial shares and for the MSCI Japan Index for various periods ended December 31, 2000, as calculated pursuant to SEC guidelines, are as follows:
--------------------------------------------------------------------------------

Average annual total return AS OF 12/31/00

                                                                    Since
                                                                  inception
                                              1 Year              (12/15/99)
--------------------------------------------------------------------------------

JAPAN PORTFOLIO --
INITIAL SHARES                                -8.92%              -6.22%

MSCI JAPAN INDEX(2)                          -28.16%             -22.10%(3)
--------------------------------------------------------------------------------

(1) NEWTON BEGAN MANAGING THE INVESTMENT ACCOUNTS ON NOVEMBER 22, 1994. PRIOR THERETO, THE INVESTMENT ACCOUNTS WERE MANAGED BY CAPITAL HOUSE, LLC, A SUBSIDIARY OF THE ROYAL BANK OF SCOTLAND. PERFORMANCE FOR THE MSCI JAPAN INDEX IS CALCULATED FROM OCTOBER 31, 1994.

(2) THE MSCI JAPAN INDEX IS A CAPITALIZATION-WEIGHTED INDEX (ADJUSTED IN U.S. DOLLARS) OF COMPANIES IN JAPAN INTENDED TO REPLICATE THE INDUSTRY COMPOSITION OF THE LOCAL MARKET. THE CHOSEN LIST OF STOCKS INCLUDES A REPRESENTATIVE SAMPLING OF LARGE, MEDIUM AND SMALL-CAPITALIZATION WEIGHTED STOCKS, TAKING EACH STOCK'S LIQUIDITY INTO ACCOUNT. THE RETURNS OF THE INDEX ASSUME REINVESTMENT NET OF WITHHOLDING TAX AND, UNLIKE FUND RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES.

(3) FOR COMPARATIVE PURPOSES, THE VALUE OF THE INDEX ON 11/30/99 IS USED AS THE BEGINNING VALUE ON 12/15/99.

FINANCIAL HIGHLIGHTS

The following tables describe the performance of each portfolio's Initial shares for the fiscal periods indicated. Certain information reflects financial results for a single portfolio share. "Total return" shows how much an investment in the portfolio would have increased (or decreased) during each period, assuming the investor had reinvested all dividends and distributions. These figures have been independently audited by Ernst & Young LLP, whose report, along with the portfolios' financial statements, is included in the annual report, which is available upon request. Keep in mind that fees and charges imposed by participating insurance companies, which are not reflected in the tables, would reduce the investment returns that are shown.



                                                                                    INITIAL SHARES                SERVICE SHARES
                                                                                   -----------------              ---------------
                                                                                     PERIOD ENDED                  PERIOD ENDED
                                                                                      DECEMBER 31,                  DECEMBER 31,
CORE BOND PORTFOLIO                                                                      2000(1)                       2000(2)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

Net asset value, beginning of period                                                       12.50                        12.93

 Investment operations:  Investment income -- net                                            .50                           --

                         Net realized and unrealized gain (loss) on investments              .56                           --

 Total from investment operations                                                           1.06                           --

 Distributions:          Dividends from investment income -- net                           (.50)                           --

                         Dividends from net realized gain on investments                   (.12)                           --

 Total distributions                                                                       (.62)                           --

 Net asset value, end of period                                                            12.94                        12.93

 Total return (%)                                                                        8.61(3)                           --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

Ratio of expenses to average net assets (%)                                               .80(4)                           --

Ratio of net investment income to average net assets (%)                                 6.24(4)                           --

Decrease reflected in above expense ratio due to actions by Dreyfus (%)                   1.10(4)                          --

Portfolio turnover rate (%)                                                             953.66(3)                     953.66(3)
--------------------------------------------------------------------------------

Net assets, end of period ($ x 1,000)                                                    12,048                            1

(1)  FROM MAY 1, 2000 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 2000.

(2)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(3)  NOT ANNUALIZED.

(4)  ANNUALIZED.



                                                                                      INITIAL SHARES             SERVICE SHARES
                                                                            ----------------------------------   ---------------
                                                                                                                  PERIOD ENDED
                                                                                  YEAR ENDED DECEMBER 31,          DECEMBER 31,

 CORE VALUE PORTFOLIO                                                       2000           1999         1998(1)        2000(2)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                        13.97          11.72         12.50          15.09

 Investment operations:  Investment income -- net                            .17(3)        .07(3)           .07             --

                         Net realized and unrealized gain (loss)
                         on investments                                       1.50           2.24         (.77)             --

 Total from investment operations                                             1.67           2.31         (.70)             --

 Distributions:          Dividends from investment income -- net             (.16)          (.06)         (.08)             --

                         Dividends from net realized gain on investments     (.38)             --            --             --

 Total distributions                                                         (.54)          (.06)         (.08)             --

 Net asset value, end of period                                              15.10          13.97         11.72          15.09

 Total return (%)                                                            12.06          19.73      (5.59)(4)            --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                   .97           1.00         .67(4)            --

 Ratio of net investment income to average net assets (%)                     1.19            .56         .62(4)            --

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)      .07            .50         .74(4)            --

 Portfolio turnover rate (%)                                                110.74          97.14       47.37(4)        110.74
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                      23,897         15,343         5,959              1

(1)  FROM MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

(2)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(4)  NOT ANNUALIZED.





                                                                                             INITIAL SHARES        SERVICE SHARES
                                                                                         ------------------------   -------------
                                                                                                                    PERIOD ENDED
                                                                                         YEAR ENDED DECEMBER 31,    DECEMBER 31,

 EMERGING LEADERS PORTFOLIO                                                                2000         1999(1)        2000(2)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                       13.44         12.50          17.05

 Investment operations:  Investment income (loss) -- net                                 (.09)(3)           .01             --

                         Net realized and unrealized gain (loss) on investments              4.30           .93             --

 Total from investment operations                                                            4.21           .94             --

 Distributions:          Dividends from investment income -- net                            (.01)            --             --

                         Dividends from net realized gain on investments                    (.59)            --             --

 Total distributions                                                                        (.60)            --             --

 Net asset value, end of period                                                             17.05         13.44          17.05

 Total return (%)                                                                           31.70        7.52(4)            --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                 1.50         .07(4)            --

 Ratio of net investment income (loss) to average net assets (%)                            (.59)         .04(4)            --

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                     .70        1.25(4)            --

 Portfolio turnover rate (%)                                                               234.94        1.79(4)        234.94
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                      5,902         2,150              1

(1)  FROM DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(4)  NOT ANNUALIZED.



Financial Highlights

PAGE 6>


FINANCIAL HIGHLIGHTS (CONTINUED)



                                                                                             INITIAL SHARES        SERVICE SHARES

                                                                                         -------------------------  ------------
                                                                                                                    PERIOD ENDED
                                                                                          YEAR ENDED DECEMBER 31,   DECEMBER 31,

 EMERGING MARKETS PORTFOLIO                                                                2000         1999(1)        2000(2)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                       13.63         12.50           9.23

 Investment operations:  Investment income -- net                                           .04(3)          .02             --

                         Net realized and unrealized gain (loss) on investments            (4.37)          1.11             --

 Total from investment operations                                                          (4.33)          1.13             --

 Distributions:          Dividends from investment income -- net                            (.06)            --             --

                         Dividends from net realized gain on investments                    (.01)            --             --

 Total distributions                                                                        (.07)            --             --

 Net asset value, end of period                                                              9.23         13.63           9.23

 Total return (%)                                                                         (31.81)        9.04(4)            --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                 2.00         .09(4)            --

 Ratio of net investment income to average net assets (%)                                     .36         .18(4)            --

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                    1.86        1.51(4)            --

 Portfolio turnover rate (%)                                                               123.49         .43(4)        123.49
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                      2,172         2,181              1

(1)  FROM DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(4)  NOT ANNUALIZED.





                                                                                             INITIAL SHARES        SERVICE SHARES
                                                                                         -----------------------   --------------
                                                                                                                    PERIOD ENDED
                                                                                         YEAR ENDED DECEMBER 31,    DECEMBER 31,

 EUROPEAN EQUITY PORTFOLIO                                                                 2000         1999(1)        2000(2)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                       15.96         12.50          14.98

 Investment operations:  Investment income -- net                                           .10(3)        .04(3)            --

                         Net realized and unrealized gain (loss) on investments             (.37)          3.61             --

 Total from investment operations                                                           (.27)          3.65             --

 Distributions:          Dividends from investment income -- net                            (.03)         (.03)             --

                         Dividends from net realized gain on investments                    (.68)         (.16)             --

 Total distributions                                                                        (.71)         (.19)             --

 Net asset value, end of period                                                             14.98         15.96          14.98

 Total return (%)                                                                          (2.00)       29.20(4)            --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                 1.27        1.01(4)            --

 Ratio of net investment income to average net assets (%)                                     .62         .32(4)            --

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                     .33        2.38(4)            --

 Portfolio turnover rate (%)                                                               144.74       99.89(4)        144.74
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                     30,689         6,592              1

(1)  FROM APRIL 30, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(4)  NOT ANNUALIZED.


PAGE 6



                                                                                              INITIAL SHARES       SERVICE SHARES

                                                                                          -----------------------   -------------
                                                                                                                     PERIOD ENDED
                                                                                          YEAR ENDED DECEMBER 31,    DECEMBER 31,

 FOUNDERS DISCOVERY PORTFOLIO                                                              2000         1999(1)        2000(2)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                       13.89         12.50          12.04

 Investment operations:  Investment income (loss) -- net                                 (.08)(3)           .01             --

                         Net realized and unrealized gain (loss) on investments            (1.71)          1.38             --

 Total from investment operations                                                          (1.79)          1.39             --

 Distributions:          Dividends from investment income -- net                            (.01)            --             --

                         Dividends from net realized gain on investments                    (.05)            --             --

 Total distributions                                                                        (.06)            --             --

 Net asset value, end of period                                                             12.04         13.89          12.04

 Total return (%)                                                                         (13.02)       11.12(4)            --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                 1.41         .07(4)            --

 Ratio of net investment income (loss) to average net assets (%)                            (.60)         .06(4)            --

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                     .52        1.45(4)            --

 Portfolio turnover rate (%)                                                               123.96        7.49(4)        123.96
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                     13,960         2,223              1

(1)  FROM DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(4)  NOT ANNUALIZED.





                                                                                      INITIAL SHARES               SERVICE SHARES
                                                                            ------------------------------------   --------------
                                                                                                                    PERIOD ENDED
                                                                                  YEAR ENDED DECEMBER 31,           DECEMBER 31,
 FOUNDERS GROWTH PORTFOLIO                                                  2000           1999         1998(1)        2000(2)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                        19.87          15.90         12.50          14.73

 Investment operations:  Investment income (loss) -- net                     .02(3)      (.02)(3)           .01             --

                         Net realized and unrealized gain (loss)
                         on investments                                     (5.03)           5.79          3.39             --

 Total from investment operations                                           (5.01)           5.77          3.40             --

 Distributions:          Dividends from investment income -- net                --          (.01)            --             --

                         Dividends from net realized gain
                         on investments                                      (.13)         (1.79)            --             --

 Total distributions                                                         (.13)         (1.80)            --             --

 Net asset value, end of period                                              14.73          19.87         15.90          14.73

 Total return (%)                                                          (25.40)          39.01       27.20(4)            --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                   .97           1.00         .25(4)            --

 Ratio of net investment income (loss) to average net assets (%)               .11          (.11)         .05(4)            --

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)      .11           1.33         .31(4)            --

 Portfolio turnover rate (%)                                                171.96         115.08       75.65(4)        171.96
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                      28,583          7,485         2,544           --(5)

(1)  FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

(2)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(4)  NOT ANNUALIZED.

(5)  AMOUNT REPRESENTS LESS THAN $1,000.



Financial Highlights



                                                                                    INITIAL SHARES                 SERVICE SHARES
                                                                             ----------------------------------   ---------------
                                                                                                                   PERIOD ENDED
                                                                                YEAR ENDED DECEMBER 31,             DECEMBER 31,
FOUNDERS INTERNATIONAL EQUITY PORTFOLIO                                    2000           1999         1998(1)        2000(2)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                        21.65          14.36         12.50          17.00

 Investment operations:  Investment income (loss) -- net                   .00(3,4)       (.02)(4)         (.01)            --

                         Net realized and unrealized gain (loss)
                         on investments                                     (3.55)           8.73          1.87             --

 Total from investment operations                                           (3.55)           8.71          1.86             --

 Distributions:          Dividends from net realized gain on investments    (1.10)         (1.42)            --             --

 Net asset value, end of period                                              17.00          21.65         14.36          17.00

 Total return (%)                                                          (17.41)          60.69       14.88(5)            --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                  1.50           1.50         .38(5)            --

 Ratio of net investment income (loss) to average net assets (%)               .02          (.11)      (.08)(5)             --

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)      .57           2.27         .81(5)            --

 Portfolio turnover rate (%)                                                171.34         190.80       29.25(5)        171.34
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                      11,888          4,608         2,297              1

(1)  FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

(2)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(3)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(4)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(5)  NOT ANNUALIZED.





                                                                                      INITIAL SHARES               SERVICE SHARES
                                                                             -----------------------------------   --------------
                                                                                                                    PERIOD ENDED
                                                                                  YEAR ENDED DECEMBER 31,           DECEMBER 31,
 FOUNDERS PASSPORT PORTFOLIO                                                2000           1999         1998(1)        2000(2)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                        23.82          14.46         12.50          16.99

 Investment operations:  Investment income (loss) -- net                  (.11)(3)       (.10)(3)         .00(4)            --

                         Net realized and unrealized gain (loss)
                         on investments                                     (5.61)          11.04          1.97             --

 Total from investment operations                                           (5.72)          10.94          1.97             --

 Distributions:          Dividends from investment income -- net                --             --         .00(4)            --

                         Dividends from net realized gain on investments    (1.11)         (1.58)         (.01)             --

 Total distributions                                                        (1.11)         (1.58)         (.01)             --

 Net asset value, end of period                                              16.99          23.82         14.46          16.99

 Total return (%)                                                          (25.76)          76.05       15.79(5)            --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                  1.50           1.50         .38(5)            --

 Ratio of net investment income (loss) to average net assets (%)             (.47)          (.60)         .02(5)            --

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)     2.09           2.14         .30(5)            --

 Portfolio turnover rate (%)                                                493.10         319.31        3.98(5)        493.10
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                      26,281         14,836         5,788              1

(1)  FROM SEPTEMBER 30, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

(2)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(4)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(5)  NOT ANNUALIZED.




                                                                                            INITIAL SHARES        SERVICE SHARES
                                                                                        -----------------------  --------------
                                                                                                                    PERIOD ENDED
                                                                                         YEAR ENDED DECEMBER 31,    DECEMBER 31,
 JAPAN PORTFOLIO                                                                           2000         1999(1)        2000(2)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                       12.84         12.50          11.22

 Investment operations:  Investment income (loss) -- net                                 (.08)(3)         .00(4)            --

                         Net realized and unrealized gain (loss) on investments            (1.06)           .34             --

 Total from investment operations                                                          (1.14)           .34             --

 Distributions:          Dividends from investment income -- net                            (.05)            --             --

                         Dividends from net realized gain on investments                    (.43)            --             --

 Total distributions                                                                        (.48)            --             --

 Net asset value, end of period                                                             11.22         12.84          11.22

 Total return (%)                                                                          (8.92)        2.64(5)            --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                 1.50         .07(5)            --

 Ratio of net investment income (loss) to average net assets (%)                            (.80)         .03(5)            --

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                    1.90        1.35(5)            --

 Portfolio turnover rate (%)                                                               378.54            --         378.54
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                      2,254         2,054              1

(1)  FROM DECEMBER 15, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(4)  AMOUNT REPRESENTS LESS THAN $.01 PER SHARE.

(5)  NOT ANNUALIZED.





                                                                                      INITIAL SHARES               SERVICE SHARES
                                                                            ------------------------------------   --------------
                                                                                                                    PERIOD ENDED
                                                                                  YEAR ENDED DECEMBER 31,           DECEMBER 31,
 MIDCAP STOCK PORTFOLIO                                                     2000           1999         1998(1)        2000(2)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                        13.44          12.16         12.50          14.29

 Investment operations:  Investment income -- net                            .05(3)         .03(3)          .02             --

                         Net realized and unrealized gain (loss)
                         on investments                                       1.05           1.28         (.34)             --

 Total from investment operations                                             1.10           1.31         (.32)             --

 Distributions:          Dividends from investment income -- net             (.03)          (.03)         (.02)             --

                         Dividends from net realized gain on investments     (.13)             --            --             --

                         Dividends in excess of net realized gain
                         on investments                                      (.09)             --            --             --

 Total distributions                                                         (.25)          (.03)         (.02)             --

 Net asset value, end of period                                              14.29          13.44         12.16          14.29

 Total return (%)                                                             8.28          10.82     (2.53)(4)             --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                   .98            .97         .67(4)            --

 Ratio of net investment income to average net assets (%)                      .34            .26         .18(4)            --

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)      .06            .49         .60(4)            --

 Portfolio turnover rate (%)                                                102.89          77.73       75.74(4)        102.89
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                      76,784         15,563        10,506              1

(1)  FROM MAY 1, 1998 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1998.

(2)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(4)  NOT ANNUALIZED.



Financial Highlights



                                                                                             INITIAL SHARES        SERVICE SHARES
                                                                                          -----------------------   -------------
                                                                                                                     PERIOD ENDED
                                                                                          YEAR ENDED DECEMBER 31,    DECEMBER 31,
 TECHNOLOGY GROWTH PORTFOLIO                                                               2000         1999(1)        2000(2)
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)

 Net asset value, beginning of period                                                       19.45         12.50          14.19

 Investment operations:  Investment income (loss) -- net                                 (.06)(3)       (.02)(3)            --

                         Net realized and unrealized gain (loss) on investments            (5.18)          6.97             --

 Total from investment operations                                                          (5.24)          6.95             --

 Distributions:          Dividends from net realized gain on investments                    (.02)            --             --

 Net asset value, end of period                                                             14.19         19.45          14.19

 Total return (%)                                                                         (26.98)       55.60(4)            --
------------------------------------------------------------------------------------------------------------------------------------

RATIOS/SUPPLEMENTAL DATA

 Ratio of expenses to average net assets (%)                                                  .84         .36(4)            --

 Ratio of net investment income (loss) to average net assets (%)                            (.30)       (.14)(4)            --

 Decrease reflected in above expense ratios due to actions by Dreyfus (%)                      --         .09(4)            --

 Portfolio turnover rate (%)                                                               121.88       20.01(4)        121.88
------------------------------------------------------------------------------------------------------------------------------------

 Net assets, end of period ($ x 1,000)                                                    139,547        65,707              1

(1)  FROM AUGUST 31, 1999 (COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1999.

(2)  THE PORTFOLIO COMMENCED OFFERING SERVICE SHARES ON DECEMBER 31, 2000.

(3)  BASED ON AVERAGE SHARES OUTSTANDING AT EACH MONTH END.

(4)  NOT ANNUALIZED.

Account Information

ACCOUNT POLICIES

Buying/Selling shares

PORTFOLIO SHARES MAY BE PURCHASED or sold (redeemed) by separate accounts of participating insurance companies. VA contract holders and VLI policyholders should consult the prospectus of the separate account of the participating insurance company for more information about buying or selling portfolio shares.

THE PRICE FOR PORTFOLIO SHARES is the net asset value per share (NAV) of the relevant class, which is generally calculated as of the close of trading on the New York Stock Exchange (usually 4:00 p.m. Eastern time) every day the exchange is open. Purchase and sale orders from separate accounts received in proper form by the participating insurance company on a given business day are priced at the NAV calculated on such day, provided the orders are received by the portfolio in proper form on the next business day. The participating insurance company is responsible for properly transmitting purchase and sale orders.

WIRE PURCHASE PAYMENTS MAY BE MADE if the bank account of the participating insurance company is in a commercial bank that is a member of the Federal Reserve System or any other bank having a correspondent bank in New York City. Immediately available funds may be transmitted by wire to The Bank of New York (DDA#8900375108/DREYFUS INVESTMENT PORTFOLIOS: name of portfolio/share class), for purchase of portfolio shares. The wire must include the portfolio account number (for new accounts, a taxpayer identification number should be included instead) and account registration and dealer number, if applicable, of the participating insurance company.

CORE BOND PORTFOLIO -- generally values investments by using available market quotations or at fair value, which may be determined by one or more pricing services approved by the fund's board.

EACH PORTFOLIO OTHER THAN CORE BOND PORTFOLIO -- Each portfolio's investments are generally valued based on market value or, where market quotations are not readily available, based on fair value as determined in good faith by the board of trustees. Foreign securities held by each of the Emerging Markets, European Equity, Founders International Equity, Founders Passport and Japan portfolios may trade on days when the portfolio does not calculate its NAV and thus affect the portfolio's NAV on days when investors have no access to the portfolio.

Account Information

DISTRIBUTIONS AND TAXES

CORE BOND PORTFOLIO -- usually pays dividends from its net investment income once a month, and distributes any net capital gains it has realized once a year.

EACH PORTFOLIO OTHER THAN CORE BOND PORTFOLIO -- usually pays dividends from its net investment income and distributes any net capital gains it has realized once a year.

EACH SHARE CLASS WILL GENERATE a different dividend because each has different expenses. Distributions will be reinvested in the relevant portfolio unless the participating insurance company instructs otherwise.

Since each portfolio's shareholders are the participating insurance companies and their separate accounts, the tax treatment of dividends and distributions will depend on the tax status of the participating insurance company. Accordingly, no discussion is included as to the federal income tax consequences to VA contract holders or VLI policyholders. For this information, VA contract holders and VLI policyholders should consult the applicable prospectus of the separate account of the participating insurance company or their tax advisers.

Participating insurance companies should consult their tax advisers about federal, state and local tax consequences.

Who the shareholders are

The participating insurance companies and their separate accounts are the shareholders of the portfolios. From time to time, a shareholder may own a substantial number of portfolio shares. The sale of a large number of shares could hurt the portfolio's NAV.




EXCHANGE PRIVILEGE

SHAREHOLDERS CAN EXCHANGE SHARES of a class of a portfolio for shares of the same class of any other portfolio or fund managed by Dreyfus that is offered only to separate accounts established by insurance companies to fund VA contracts and VLI policies, or for shares of any such portfolio or fund for which only one share class is available, subject to the terms and conditions relating to exchanges of the applicable insurance company prospectus. Owners of VA contracts or VLI policies should refer to the applicable insurance company prospectus for more information on exchanging portfolio shares.

NOTES

NOTES

NOTES

For More Information

Dreyfus Investment Portfolios
----------------------------------------
SEC file number:  811-08673

More information on the portfolios is available free upon request, including the following:

Annual/Semiannual Report

Describes each portfolio's performance, lists portfolio holdings and contains a letter from the portfolio manager(s) discussing recent market conditions, economic trends and portfolio strategies that significantly affected the portfolio's performance during the last fiscal year.

Statement of Additional Information (SAI)

Provides more details about the portfolios and their policies. A current SAI is on file with the Securities and Exchange Commission (SEC) and is incorporated by reference (is legally considered part of this prospectus).

To obtain information:

BY TELEPHONE Call 1-800-554-4611 or 516-338-3300

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144
Attn: Institutional Servicing

ON THE INTERNET Text-only versions of certain fund documents can be viewed online or downloaded from:

http://www.sec.gov

You can also obtain copies, after paying a duplicating fee, by visiting the SEC's Public Reference Room in Washington, DC (for information, call 1-202-942-8090) or by E-mail request to publicinfo@sec.gov, or by writing to the SEC's Public Reference Section, Washington, DC 20549-0102.

(c) 2001 Dreyfus Service Corporation